United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21803

                        THE CAMPBELL MULTI-STRATEGY TRUST

             (Exact name of the registrant as specified in charter)

                          210 West Pennsylvania Avenue
                             Towson, Maryland 21204

               (Address of principle executive offices) (Zip code)

                                Theresa D. Becks
                    Campbell & Company Investment Adviser LLC
                          210 West Pennsylvania Avenue
                             Towson, Maryland 21204

                    (name and address for agent for service)

        Registrant's telephone number including area code: (800) 698-7235
                                                           --------------

                   Date of fiscal year end: December 31, 2008
                                            -----------------

                     Date of reporting period: June 30, 2008
                                               -------------

Item 1. Reports to Shareholders


                                  THE CAMPBELL
                              MULTI-STRATEGY TRUST




                               SEMI-ANNUAL REPORT
                                   (Unaudited)
                                  June 30, 2008




                                     [LOGO]

                        THE CAMPBELL MULTI-STRATEGY TRUST


                                Table of Contents


                                                                Section
                                                                -------
A Letter to Our Shareholders                                      I
Financial Statements
    Condensed Schedule of Investments                             II
    Statement of Assets and Liabilities                           III
    Statement of Operations                                       IV
    Statements of Changes in Shareholders' Capital                V
    Financial Highlights                                          VI
    Notes to Financial Statements                                 VII

Dear Shareholder,

Performance

The Trust's return for the six months ended June 30, 2008 was 8.40%. We would like to share a quarterly recap, from our perspective, of the events over the past six months that were both favorable and unfavorable to the Trust's positions.

The first quarter of 2008 began where 2007 left off with the credit crisis causing more write-downs, more credit downgrades, and a growing realization that sub-prime issues would have broader and longer lasting impacts than initially suspected. Considerable "stress" across global equity markets benefited the Fund's trading to start the year, which helped offset losses stemming from the currency sector. Beginning the quarter cash equity models were only slightly negative driven primarily by the Japanese model. However, by mid-quarter, the equity models were strong performers in the U.S. and Japan, thriving on consistent volatility and tight trading ranges but ultimately finishing the quarter flat as gains in the U.S. were entirely offset by losses realized in Japan. Currency trading in early January proved difficult as market-wide risk reduction was observed in several key crosses and the dynamics of high yielders were mixed amid changing short-term interest rates. In February, performance benefited from the U.S. Dollar's decline to new lows, along with the Euro's break to an all-time high and a more than 4% gain by the Australian Dollar. The quarter closed out with small gains recorded in the currency markets from long positions in the Euro as the dollar continued to weaken on lower U.S. yields and commodity market extensions. Fixed income trading recorded losses as recession fears, weak housing data, and credit losses continued to grow, causing a steepening in the curve. Small gains were recorded in energy trading to start the quarter, while precious metals trading was positive and base metals trading was negative. By quarter end, marginal losses were recorded in the commodity markets as energies came off their highs in the middle of March to finish flat, while base metals continued to be fueled by the U.S. Dollar price action.

The second quarter of 2008 posted strong returns as Campbell's momentum-based models were well positioned for gains in the energy sector as the price of WTI crude breached new technical levels. Equity indices trading also produced strong gains for the Fund as short positions benefitted from the negative news that roiled markets around the globe. After signs earlier in the quarter suggested that the worst of the economic news had passed, the quarter ended with signs of commodity-based inflation consistently in the headlines and consumer confidence falling to a 16-year low. In the U.S., the Dow finished its worst performance month of June in over 75 years, and European and Asian equities fell in tandem. Foreign Exchange trading produced consistent gains for the quarter, primarily as a result of the U.S. Dollar rally against key funding currencies in April, despite a generally weak global economy. The gains continued into May as high yielding currencies performed well despite range-bound trading of the U.S. Dollar. For the bulk of the quarter, the Fund's statistical cash equity models were profitable in the U.S. and Japan as high volatility created profitable trades based on swinging equity prices. By June, small losses were recorded in cash equities trading as gains in Japan were offset by losses in the U.S. After posting losses to start the quarter, the interest rate sector posted gains in May and June as the inflationary fears continued to mount.

Renewal of Investment Advisory Agreement with Campbell Investment Adviser LLC

At a meeting held on June 23, 2008, the Board of Trustees of the Campbell Multi-Strategy Trust, including all of the Independent Trustees, considered the extension of the Investment Advisory Agreement between the Fund and Campbell & Company Investment Adviser LLC ("Campbell") for an additional year.

In considering whether to continue the Trust's Investment Advisory Agreement, the Board reviewed materials provided by Campbell and Trust counsel at the meeting, which included, among other things, performance and fee information for the Trust and other Competitive Funds (as defined below), information regarding Campbell's financial condition and the duties of the

Board. The Board also met with investment management personnel from Campbell, and considered information and other materials deemed relevant to the Board's determination that had been provided at the meeting or throughout the preceding year. The Board considered factors relating to both the selection of the investment adviser and the approval of the management fee when reviewing the Investment Advisory Agreement. In particular, the Board considered the following.

The nature, extent and quality of services provided by Campbell. First, the Trustees reviewed the services that Campbell provides to the Trust, including making the day-to-day investment decisions for the Trust, and generally managing the Trust's investments in accordance with the stated policies of the Trust. The Trustees considered Campbell's ability to continue to perform the services required of it by the Trust, including Campbell's financial condition and whether Campbell had the financial and other resources necessary to continue to carry out its functions under the Investment Advisory Agreement. The Trustees also considered the amount of time Campbell dedicated to the Trust during the previous year. Additionally, the Trustees considered the services provided by Campbell to other clients that it manages, as well as the robust compliance program of Campbell and Campbell's commitment to updating such program on a regular basis.

In addition, the Trustees considered the size, education, background and experience of Campbell's staff. They also took into consideration Campbell's quality of service and longevity in the industry. Lastly, the Trustees reviewed Campbell's ability to attract and retain quality and experienced personnel. In this regard, the Trustees considered and reviewed the changes in staffing at Campbell during the prior year.

The Trustees concluded that the scope of services provided by Campbell to the Trust, including compliance with regulatory and tax reporting requirements and investment restrictions, was consistent with the nature, extent and quality of services expected of a manager of an investment vehicle such as the Trust, and that the level of services provided by Campbell had not diminished since the initial approval of the Investment Advisory Agreement.

Performance. Next, the Trustees reviewed the past investment performance of the Trust. The Trustees then reviewed Campbell's performance with respect to the funds and other clients for which it provides investment advisory services. The Trustees recognized that past performance is not an indicator of future performance, but determined that such information was relevant, and found that Campbell had the necessary expertise to manage the Trust in accordance with its investment objectives and strategies.

Cost of the services provided and profits realized by Campbell. Next, the Trustees considered the cost of the services provided by Campbell. As part of their analysis, the Trustees gave substantial consideration to the fees payable to Campbell. The Trustees noted that Campbell's management fee, which is determined as a percentage of average month-end net assets of the Trust, has been waived from September 1, 2007 through December 31, 2008. In addition, the Trustees considered that Campbell is also paid a quarterly performance fee determined as a percentage of aggregate cumulative appreciation of the Trust's assets, including interest income, and as adjusted for subscriptions and repurchases, on a cumulative high water mark basis.

In reviewing the management fee, the Trustees considered information compiled by Campbell regarding the fees charged by other money managers with whom Campbell and its affiliates compete ("Competitive Funds"), but noted the differences between the Trust and the Competitive Funds and the fact that Campbell was currently waiving its management fee. The Trustees also considered the fees charged by Campbell to the other funds and investment vehicles for which it provides advisory services. It was noted that while the affect of "economies of scale" is a factor to consider, it is not yet relevant to the Trust at the current asset level. The Trustees concluded that the management fee and performance fee were reasonable, compared to those of the Competitive Funds and the fees charged by Campbell to other funds and clients for which it provides advisory services, based upon the nature and quality of services provided and the characteristics of the Trust.

Finally, the Trustees reviewed information related to Campbell's profitability based upon its relationship with the Trust and related to Campbell's financial condition. The Trustees considered the level of Campbell's profits and whether the profits were reasonable. In this discussion it was again noted that for the period September 1, 2007 through December 31, 2008, Campbell was not paid and would not be paid a management fee and, accordingly, therefore did not profit from its service to the Trust since September 1, 2007 and would not profit through December 31, 2008 unless the Trust exceeded the high water mark set in June 2007. The Trustees found that the profits realized by Campbell from its relationship with the Trust during the periods it has received a management fee, and a performance fee when appropriate, were reasonable and consistent with fiduciary duties and would be appropriate during the next term of the agreement. The Trustees also found that Campbell had the financial resources necessary to continue to carry out its functions under the Investment Advisory Agreement.

After considering all of these factors, the Trustees, including all of the Independent Trustees, unanimously approved and authorized the extension of the Investment Advisory Agreement between the Fund and Campbell for an additional year.

Best regards,

/s/ Theresa D. Becks

Theresa D. Becks
Chief Executive Officer

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

                                                                      % of Net
                                              Shares      Value($)   Asset Value
                                              ------      --------   -----------
INVESTMENT SECURITIES
---------------------

Common Stocks (United States)
-----------------------------

   Consumer Discretionary
                                                        $ 1,868,904      0.84%
                                                        -----------     ------
   Consumer Staples
     Ralcorp Holdings Inc.*                    9,610    $   475,118      0.21%
     Other                                              $   957,421      0.44%
                                                        -----------     ------
   Total Consumer Staples                               $ 1,432,539      0.65%
                                                        -----------     ------
   Energy
                                                        $ 1,200,661      0.54%
                                                        -----------     ------
   Financials
                                                        $ 1,622,952      0.73%
                                                        -----------     ------
   Health Care
                                                        $ 3,172,463      1.43%
                                                        -----------     ------
   Industrials
     Goodrich Corp.                            8,397    $   398,522      0.18%
     L-3 Communications Holdings Inc.          6,712    $   609,919      0.27%
     Rockwell Collins Inc.                    12,389    $   594,176      0.27%
     Other                                              $ 4,612,580      2.08%
                                                        -----------     ------
   Total Industrials                                    $ 6,215,197      2.80%
                                                        -----------     ------
   Information Technology
     Corning Inc.                             16,670    $   384,244      0.17%
     Other                                              $ 1,494,357      0.68%
                                                        -----------     ------
   Total Information Technology                         $ 1,878,601      0.85%
                                                        -----------     ------
   Materials
     Dow Chemical Co.                          9,749    $   340,338      0.15%
     Other                                              $   966,605      0.44%
                                                        -----------     ------
   Total Materials                                      $ 1,306,943      0.59%
                                                        -----------     ------
   Telecommunication Services
                                                        $   258,301      0.12%
                                                        -----------     ------
   Utilities
     American Electric Power Co. Inc.          8,480    $   341,150      0.15%
     Black Hills Corp.                        14,698    $   471,218      0.21%
     Westar Energy Inc.                       22,951    $   493,690      0.22%
     Other                                              $ 1,484,839      0.67%
                                                        -----------     ------
   Total Utilities                                      $ 2,790,897      1.25%
                                                        -----------     ------

Total Common Stocks (United States)
   (cost - $22,595,569)                                 $21,747,458      9.80%
                                                        -----------     ------

Common Stocks (Non-United States)
---------------------------------

                 See Accompanying Notes to Financial Statements.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

                                                                      % of Net
                                              Shares      Value($)   Asset Value
                                              ------      --------   -----------
Bermuda
   Energy
                                                        $    53,136      0.03%
                                                        -----------     ------
   Financials
                                                        $   210,683      0.09%
                                                        -----------     ------
Total Bermuda                                           $   263,819      0.12%
                                                        -----------     ------

Brazil
   Materials
                                                        $   118,766      0.05%
                                                        -----------     ------
Canada
   Consumer Discretionary
                                                        $   157,934      0.07%
                                                        -----------     ------
   Energy
     Suncor Energy Inc.                        6,093    $   354,125      0.16%
     Other                                              $    92,077      0.04%
                                                        -----------     ------
   Total Energy                                         $   446,202      0.20%
                                                        -----------     ------

   Financials
                                                        $   160,132      0.07%
                                                        -----------     ------
Total Canada                                            $   764,268      0.34%
                                                        -----------     ------

Colombia
   Financials
                                                        $   274,851      0.12%
                                                        -----------     ------
Denmark
   Health Care
                                                        $   192,654      0.09%
                                                        -----------     ------
France
   Energy
                                                        $   130,358      0.05%
                                                        -----------     ------
   Health Care
                                                        $   146,777      0.07%
                                                        -----------     ------
Total France                                            $   277,135      0.12%
                                                        -----------     ------

Germany
   Consumer Discretionary
     Daimler AG                                5,975    $   368,478      0.17%
                                                        -----------     ------

   Financials
                                                        $   279,607      0.12%
                                                        -----------     ------
Total Germany                                           $   648,085      0.29%
                                                        -----------     ------

Great Britain
   Consumer Staples
     British American Tobacco Plc ADR          5,032    $   348,466      0.15%
     Other                                              $    40,399      0.02%

                 See Accompanying Notes to Financial Statements.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

                                                                      % of Net
                                              Shares      Value($)   Asset Value
                                              ------      --------   -----------

                                                        -----------     ------
   Total Consumer Staples                               $   388,865      0.17%
                                                        -----------     ------
   Energy
                                                        $     7,096      0.00%
                                                        -----------     ------
   Telecommunication Services
                                                        $    78,080      0.04%
                                                        -----------     ------
Total Great Britain                                     $   474,041      0.21%
                                                        -----------     ------

India
   Financials
                                                        $   176,098      0.08%
                                                        -----------     ------
Ireland
   Financials
                                                        $   131,504      0.06%
                                                        -----------     ------
Israel
   Health Care
                                                        $   193,001      0.09%
                                                        -----------     ------
   Information Technology
                                                        $   117,782      0.05%
                                                        -----------     ------
Total Israel                                            $   310,783      0.14%
                                                        -----------     ------
Japan
   Consumer Discretionary
     Tokai Rika Co. Ltd.                      23,900    $   494,887      0.22%
     Toyoda Gosei Co. Ltd.                    12,800    $   374,322      0.18%
     Other                                              $ 5,081,925      2.28%
                                                        -----------     ------
   Total Consumer Discretionary                         $ 5,951,134      2.68%
                                                        -----------     ------
   Consumer Staples
                                                        $ 1,906,498      0.86%
                                                        -----------     ------
   Energy
     Showa Shell Sekiyu                       57,800    $   634,134      0.30%
     Other                                              $   243,822      0.10%
                                                        -----------     ------
   Total Energy                                         $   877,956      0.40%
                                                        -----------     ------
   Financials
                                                        $ 2,428,752      1.09%
                                                        -----------     ------
   Health Care
     Shionogi & Co. Ltd.                      29,000    $   573,133      0.25%
     Taisho Pharmaceutical Co. Ltd.           32,000    $   594,387      0.27%
     Other                                              $   855,429      0.39%
                                                        -----------     ------
   Total Health Care                                    $ 2,022,949      0.91%
                                                        -----------     ------
   Industrials
     Sojitz Holdings Corp.                   105,000    $   350,644      0.17%
     Other                                              $ 4,998,244      2.24%

                 See Accompanying Notes to Financial Statements.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

                                                                      % of Net
                                              Shares      Value($)   Asset Value
                                              ------      --------   -----------

                                                        -----------     ------
   Total Industrials                                    $ 5,348,888      2.41%
                                                        -----------     ------
   Information Technology
     Canon Inc.                               11,200    $   576,878      0.26%
     Seiko Epson Corp.                        13,700    $   377,378      0.18%
     Other                                              $ 3,014,069      1.36%
                                                        -----------     ------
   Total Information Technology                         $ 3,968,325      1.80%
                                                        -----------     ------
   Materials
     Toray Industries Inc.                    89,000    $   477,723      0.22%
     Other                                              $ 2,837,179      1.27%
                                                        -----------     ------
   Total Materials                                      $ 3,314,902      1.49%
                                                        -----------     ------
   Utilities
     Shikoku Electric Power Co. Inc.          14,700    $   404,924      0.18%
     Other                                              $   376,615      0.17%
                                                        -----------     ------
   Total Utilities                                      $   781,539      0.35%
                                                        -----------     ------
Total Japan                                             $26,600,943     11.99%
                                                        -----------     ------

Korea South
   Telecommunication Services
                                                        $   119,989      0.05%
                                                        -----------     ------
Luxembourg
   Energy
                                                        $    44,030      0.02%
                                                        -----------     ------
   Materials
                                                        $    15,059      0.01%
                                                        -----------     ------
Total Luxembourg                                        $    59,089      0.03%
                                                        -----------     ------

Mexico
   Materials
                                                        $    65,998      0.03%
                                                        -----------     ------
   Telecommunication Services
                                                        $    24,107      0.01%
                                                        -----------     ------
Total Mexico                                            $    90,105      0.04%
                                                        -----------     ------

Netherlands
   Consumer Staples
                                                        $   167,787      0.08%
                                                        -----------     ------
New Guinea
   Materials
                                                        $    20,675      0.01%
                                                        -----------     ------
People's Republic Of China
   Consumer Discretionary
                                                        $   209,031      0.09%
                                                        -----------     ------

                 See Accompanying Notes to Financial Statements.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

                                                                      % of Net
                                              Shares      Value($)   Asset Value
                                              ------      --------   -----------
   Information Technology
                                                        $    21,484      0.01%
                                                        -----------     ------
Total People's Republic Of China                        $   230,515      0.10%
                                                        -----------     ------
Peru
   Materials
                                                        $   119,496      0.05%
                                                        -----------     ------
Philippines
   Telecommunication Services
                                                        $    38,462      0.02%
                                                        -----------     ------
Russia
   Consumer Staples
                                                        $   213,807      0.10%
                                                        -----------     ------
South Africa
   Energy
                                                        $   287,333      0.13%
                                                        -----------     ------
   Information Technology
                                                        $    54,311      0.02%
                                                        -----------     ------
   Materials
                                                        $   124,407      0.06%
                                                        -----------     ------
Total South Africa                                      $   466,051      0.21%
                                                        -----------     ------
Spain
   Energy
                                                        $   233,107      0.11%
                                                        -----------     ------
Taiwan Republic Of China
   Telecommunication Services
                                                        $   180,355      0.09%
                                                        -----------     ------
Turkey
   Telecommunication Services
                                                        $   127,800      0.06%
                                                        -----------     ------
Total Common Stocks (Non-United States)
   (cost - $32,640,436)                                 $32,300,185     14.56%
                                                        -----------     ------

United States Government Securities**
-------------------------------------

 Maturity          Maturity
Face Value           Date         Description
-------------- -------------  ----------------------
$10,000,000       07/24/2008   U.S. Treasury Bills
  (cost, including accrued interest, $9,990,768)        $ 9,990,768      4.50%
                                                        -----------     ------

Total investment securities
  (cost - $65,226,773)                                  $64,038,411     28.86%
                                                        ===========     ======

                 See Accompanying Notes to Financial Statements.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

                                                                      % of Net
                                              Shares      Value($)   Asset Value
                                              ------      --------   -----------

PURCHASED OPTIONS ON FORWARD CURRENCY CONTRACTS
-----------------------------------------------

   Description
     Purchased options on forward currency contracts
     (premiums paid - $74,868)                          $    81,145      0.04%
                                                        ===========     ======

WRITTEN OPTIONS ON FORWARD CURRENCY CONTRACTS
---------------------------------------------

   Description
     Written options on forward currency contracts
     (premiums received - $44,582)                      $   (44,443)    (0.02)%
                                                        ===========     ======

FUTURES CONTRACTS PURCHASED
---------------------------

   Description
     Energy                                             $   747,860      0.34%
     Metals                                             $    30,966      0.01%
     Stock indicies                                     $  (303,912)    (0.14)%
     Short-term interest rates                          $   (59,424)    (0.03)%
     Long-term interest rates                           $   742,275      0.33%
                                                        -----------     ------
Net unrealized gain on futures contracts purchased      $ 1,157,765      0.51%
                                                        -----------     ------

FUTURES CONTRACTS SOLD
----------------------

   Description
     Energy                                             $   (26,225)    (0.01)%
     Metals                                             $  (246,295)    (0.11)%
     Stock indicies                                     $ 6,609,735      2.98%
     Short-term interest rates                          $ 1,071,765      0.48%
     Long-term interest rates                           $  (217,445)    (0.10)%
                                                        -----------     ------
Net unrealized gain on futures contracts sold           $ 7,191,535      3.24%
                                                        -----------     ------

Net unrealized gain on futures contracts                $ 8,349,300      3.75%
                                                        ===========     ======

LONG FORWARD CURRENCY CONTRACTS
-------------------------------

   Description
     Various long forward currency contracts            $ 2,621,087      1.18%
                                                        -----------     ------
Total long forward currency contracts                   $ 2,621,087      1.18%
                                                        -----------     ------

                 See Accompanying Notes to Financial Statements.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

                                                                      % of Net
                                              Shares      Value($)   Asset Value
                                              ------      --------   -----------

SHORT FORWARD CURRENCY CONTRACTS
--------------------------------

   Description
     Various short forward currency contracts           $(1,588,990)    (0.72)%
                                                        -----------     ------
Total short forward currency contracts                  $(1,588,990)    (0.72)%
                                                        -----------     ------
Net unrealized gain on forward currency contracts       $ 1,032,097      0.46%
                                                        ===========     ======

INVESTMENT SECURITIES SOLD SHORT
--------------------------------

Common Stocks (United States)
-----------------------------

   Consumer Discretionary
     CKE Restaurants Inc.                     33,547    $   418,331      0.19%
     Genesco Inc. ***                         14,718    $   454,345      0.20%
     Other                                              $ 1,893,102      0.85%
                                                        -----------     ------
   Total Consumer Discretionary                         $ 2,765,778      1.24%
                                                        -----------     ------
   Consumer Staples
     Kroger Co.                               15,994    $   461,747      0.21%
     Other                                              $   407,830      0.17%
                                                        -----------     ------
   Total Consumer Staples                               $   869,577      0.38%
                                                        -----------     ------
   Energy
                                                        $ 1,759,431      0.78%
                                                        -----------     ------
   Financials
                                                        $ 1,454,944      0.66%
                                                        -----------     ------
   Health Care
     Amgen Inc. ***                           19,356    $   912,829      0.41%
     Baxter International Inc.                 5,941    $   379,868      0.17%
     Davita Inc. ***                           7,413    $   393,853      0.18%
     Edwards Lifesciences Corp. ***            7,104    $   440,732      0.20%
     Omnicare Inc.                            17,176    $   450,355      0.20%
     Other                                              $ 1,642,061      0.75%
                                                        -----------     ------
   Total Health Care                                    $ 4,219,698      1.91%
                                                        -----------     ------
   Industrials
     Corrections Corp. of America ***         12,694    $   348,704      0.16%
     Nordson Corp.                             6,524    $   475,534      0.21%
     Quanta Services Inc. ***                 16,648    $   553,879      0.25%
     Other                                              $ 3,578,618      1.61%
                                                        -----------     ------
   Total Industrials                                    $ 4,956,735      2.23%
                                                        -----------     ------
   Information Technology
     Comtech Telecommunications Corp. ***      7,786    $   381,514      0.17%

                 See Accompanying Notes to Financial Statements.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

                                                                      % of Net
                                              Shares      Value($)   Asset Value
                                              ------      --------   -----------

     Other                                              $ 3,422,546     1.55%
                                                        -----------     ------
   Total Information Technology                         $ 3,804,060     1.72%
                                                        -----------     ------
   Materials
     FMC Corp.                                 4,655    $   360,483     0.16%
     Reliance Steel & Aluminum Co.             7,902    $   609,165     0.27%
     Other                                              $ 1,468,271     0.66%
                                                        -----------     ------
   Total Materials                                      $ 2,437,919     1.09%
                                                        -----------     ------
   Telecommunication Services
     Citizens Communications Co.              46,563    $   528,024      0.24%
     Other                                              $   229,107      0.11%
                                                        -----------     ------
   Total Telecommunication Services                     $   757,131      0.35%
                                                        -----------     ------
   Utilities
                                                        $ 1,040,919      0.46%
                                                        -----------     ------
Total Common Stocks (United States)
   (cost - $24,384,271)                                 $24,066,192     10.82%
                                                        -----------     ------

Common Stocks (Non-United States)
---------------------------------
Bermuda
   Consumer Discretionary
                                                        $    37,751      0.02%
                                                        -----------     ------
   Energy
                                                        $   147,493      0.07%
                                                        -----------     ------
   Financials
                                                        $    85,107      0.04%
                                                        -----------     ------
   Information Technology
                                                        $   270,829      0.12%
                                                        -----------     ------
Total Bermuda                                           $   541,180      0.25%
                                                        -----------     ------
Brazil
   Utilities
                                                        $   194,608      0.09%
                                                        -----------     ------
Canada
   Consumer Discretionary
                                                        $    28,769      0.01%
                                                        -----------     ------
   Energy
                                                        $    61,476      0.03%
                                                        -----------     ------
   Financials
                                                        $   113,899      0.05%
                                                        -----------     ------
   Health Care
                                                        $     6,022      0.00%
                                                        -----------     ------
   Information Technology
                                                        $   123,403      0.06%
                                                        -----------     ------
   Materials

                 See Accompanying Notes to Financial Statements.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

                                                                      % of Net
                                              Shares      Value($)   Asset Value
                                              ------      --------   -----------

                                                        $   480,156      0.21%
                                                        -----------     ------
Total Canada                                            $   813,725      0.36%
                                                        -----------     ------

Finland
   Information Technology
                                                        $    74,627      0.03%
                                                        -----------     ------
Germany
   Financials
                                                        $    89,484      0.04%
                                                        -----------     ------
   Information Technology
                                                        $    54,012      0.02%
                                                        -----------     ------
Total Germany                                           $   143,496      0.06%
                                                        -----------     ------
Great Britain
   Health Care
                                                        $    84,209      0.04%
                                                        -----------     ------
   Materials
                                                        $   140,417      0.06%
                                                        -----------     ------
Total Great Britain                                     $   224,626      0.10%
                                                        -----------     ------
Ireland
   Health Care
                                                        $   228,373      0.10%
                                                        -----------     ------
Israel
   Information Technology
                                                        $    15,761      0.01%
                                                        -----------     ------
Japan
   Consumer Discretionary
                                                        $ 3,453,310      1.59%
                                                        -----------     ------
   Consumer Staples
                                                        $ 1,446,040      0.66%
                                                        -----------     ------
   Energy
                                                        $   219,140      0.10%
                                                        -----------     ------
   Financials
                                                        $ 2,891,941      1.29%
                                                        -----------     ------
   Health Care
     Chugai Pharmaceutical Co. Ltd.           37,200    $   596,225      0.27%
     Kyowa Hakko Kogyo Co. Ltd.               65,000    $   667,138      0.30%
     Other                                              $   816,959      0.36%
                                                        -----------     ------
   Total Health Care                                    $ 2,080,322      0.93%
                                                        -----------     ------
   Industrials
     Central Japan Railway Co.                    40    $   441,489      0.20%
     East Japan Railway Co.                       62    $   505,920      0.23%
     Nitto Boseki Co Ltd.                    192,000    $   450,998      0.20%
     West Japan Railway Co.                      139    $   683,166      0.31%
     Other                                              $ 5,542,257      2.47%

                 See Accompanying Notes to Financial Statements.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

                                                                      % of Net
                                              Shares      Value($)   Asset Value
                                              ------      --------   -----------

                                                        -----------     ------
   Total Industrials                                    $ 7,623,830      3.41%
                                                        -----------     ------
   Information Technology
     Hitachi High-Technologies Corp.          16,400    $   380,586      0.17%
     Hitachi Information Systems Ltd.         16,000    $   373,567      0.17%
     Ricoh Co. Ltd.                           28,000    $   506,089      0.23%
     Shindengen Electric Manufacturing
       Co. Ltd.                              105,000    $   341,729      0.15%
     Other                                              $ 2,989,498      1.32%
                                                        -----------     ------
   Total Information Technology                         $ 4,591,469      2.04%
                                                        -----------     ------
   Materials
     Hitachi Metals Ltd.                      44,000    $   723,890      0.33%
     Other                                              $ 2,406,667      1.10%
                                                        -----------     ------
   Total Materials                                      $ 3,130,557      1.43%
                                                        -----------     ------
   Telecommunication Services
                                                        $    16,523      0.00%
                                                        -----------     ------
   Utilities
     Chubu Electric Power Co. Inc.            35,600    $   869,808      0.39%
     Other                                              $   522,428      0.24%
                                                        -----------     ------
   Total Utilities                                      $ 1,392,236      0.63%
                                                        -----------     ------
Total Japan                                             $26,845,368     12.08%
                                                        -----------     ------
Mexico
   Materials
                                                        $       766      0.00%
                                                        -----------     ------
Norway
   Energy
                                                        $    92,964      0.04%
                                                        -----------     ------
Switzerland
   Health Care
     Novartis AG ADR                          10,561    $   581,270      0.26%
     Other                                              $   214,883      0.10%
                                                        -----------     ------
   Total Health Care                                    $   796,153      0.36%
                                                        -----------     ------
Total Common Stocks (Non-United States)
   (cost - $30,025,636)                                 $29,971,647     13.48%
                                                        -----------     ------
Total investment securities sold short
   (proceeds - $54,409,907)                             $54,037,839     24.30%
                                                        ===========     ======

--------------------------------------------------------------------------------

*     Non-income producing

                 See Accompanying Notes to Financial Statements.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        CONDENSED SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)


                                                                      % of Net
                                              Shares      Value($)   Asset Value
                                              ------      --------   -----------

**    Pledged as collateral for the futures, forwards and equity securities.

***   Security did not pay a dividend during the previous twelve months.

ADR   American Depository Receipt

                 See Accompanying Notes to Financial Statements.

                        THE CAMPBELL MULTI-STRATEGY TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2008 (UNAUDITED)

ASSETS
   Investment in securities, at value (cost $65,226,773)            $64,038,411
   Options purchased, at fair value (premiums paid - $74,868)            81,145
   Cash deposits with custodian                                      11,324,163
   Cash deposits with securities broker                             181,899,692
   Restricted cash deposits with futures broker                       9,904,288
   Cash deposits with forwards broker                                15,113,799
   Cash                                                                 407,561
   Net unrealized gain on open futures contracts                      8,349,300
   Net unrealized gain on open forward currency contracts             1,032,097
   Receivable for securities sold                                    55,327,996
   Dividends receivable                                                  60,620
   Interest receivable                                                  313,349
   Prepaid expenses                                                       5,750
                                                                   ------------
     Total assets                                                   347,858,171
                                                                   ------------

LIABILITIES
   Securities sold short at value (proceeds - $54,409,907)         $ 54,037,839
   Options written at fair value (premiums received - $44,582)           44,443
   Payable for securities purchased                                  55,027,754
   Accounts payable                                                     132,502
   Accrued commissions and other trading fees on open futures,
     forward currency and options on forward currency contracts          14,654
   Securities brokerage fees payable                                     29,799
   Dividends payable                                                    140,956
   Redemptions payable                                               16,054,165
   Sales fee payable                                                    326,837
   Offering costs payable                                               148,815
                                                                   ------------
     Total liabilities                                              125,957,764
                                                                   ------------
NET ASSETS                                                         $221,900,407
                                                                   ============
SHAREHOLDERS' CAPITAL (Net Assets)
   193,024.410 shares outstanding at June 30, 2008;
     unlimited shares authorized                                   $221,900,407
                                                                   ------------
     Total shareholders' capital (Net Assets)
       (equivalent to $1,149.60 per share
       based on 193,024.410 shares outstanding)                    $221,900,407
                                                                   ============



                 See Accompanying Notes to Financial Statements.

                                      III

                        THE CAMPBELL MULTI-STRATEGY TRUST
                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME
   Dividend income (net of foreign withholding taxes of $22,883)             $    382,610
   Interest income                                                              2,720,208
                                                                             ------------
     Total income                                                               3,102,818
                                                                             ------------

EXPENSES
   Sales fee                                                                    2,277,262
   Trading management fee                                                       2,293,379
   Dividends on securities sold short                                             442,544
   Stock loan fees                                                                127,877
   Professional fees                                                              116,209
   Offering costs                                                                 860,016
   Custodian fees                                                                 411,531
   Trustees' fees                                                                  40,000
                                                                             ------------
     Total expenses                                                             6,568,818
                                                                             ------------
     Trading management fees waived                                            (2,293,379)
                                                                             ------------
     Net expenses                                                               4,275,439
                                                                             ------------
     Net investment loss                                                       (1,172,621)
                                                                             ------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
   Net realized gain (loss) from investments:
     Investment securities trading, net                                          (935,893)
     Gain on securities sold short                                              3,402,656
     Loss from option contracts purchased                                      (2,281,854)
     Gain from option contracts written                                         1,325,750
     Futures trading, net                                                       5,037,099
     Forwards trading, net                                                         78,335
                                                                             ------------
       Total net realized gain from investments                                 6,626,093
                                                                             ------------

Net change in unrealized appreciation (depreciation) of investments:
   Investment securities trading                                                 (688,329)
   Gain on investment securities sold short                                       233,918
   Gain from option contracts purchased                                           178,488
   Loss from option contracts written                                            (159,199)
   Futures trading                                                              6,781,102
   Forwards trading                                                             6,616,635
                                                                             ------------
     Net change in unrealized appreciation (depreciation) of investments       12,962,615
                                                                             ------------
       Net realized and unrealized gain from investments                       19,588,708
                                                                             ------------
         Net increase in net assets from operations                          $ 18,416,087
                                                                             ============



                 See Accompanying Notes to Financial Statements.

                                       IV

                        THE CAMPBELL MULTI-STRATEGY TRUST
           STATEMENTS OF CHANGES IN SHAREHOLDERS' CAPITAL (NET ASSETS)
               FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)
                      AND THE YEAR ENDED DECEMBER 31, 2007

                                                                 Total       Shareholder's
                                                               Number of        Capital
                                                                Shares        (Net assets)
                                                            -------------    -------------
Balances at December 31, 2006                                 220,871.576    $ 291,882,817
                                                            -------------    -------------
Increase (decrease) in net assets from operations:
   Net investment income                                                           130,332
   Net realized loss from investments                                          (52,711,018)
   Net change in unrealized depreciation of investments                        (14,943,883)
                                                                             -------------
     Decrease in net assets from operations                                    (67,524,569)
                                                                             -------------

Capital transactions:
   Shareholder subscriptions                                   65,415.397       83,405,855
   Shareholder redemptions                                    (81,269.132)     (90,332,153)
                                                            -------------    -------------
     Total capital transactions                               (15,853.735)      (6,926,298)
                                                            -------------    -------------

Balances at December 31, 2007                                 205,017.841      217,431,950
                                                            -------------    -------------

Increase (decrease) in net assets from operations:
   Net investment loss                                                          (1,172,621)
   Net realized gain from investments                                            6,626,093
   Net change in unrealized appreciation of investments                         12,962,615
                                                                             -------------
     Increase in net assets from operations                                     18,416,087
                                                                             -------------
Capital transactions:
   Shareholder subscriptions                                   26,463.244       28,662,610
   Shareholder redemptions                                    (38,456.675)     (42,610,240)
                                                            -------------    -------------
     Total capital transactions                               (11,993.431)     (13,947,630)
                                                            -------------    -------------

Balances at June 30, 2008                                     193,024.410    $ 221,900,407
                                                            =============    =============




                 See Accompanying Notes to Financial Statements.

                                       V

                        THE CAMPBELL MULTI-STRATEGY TRUST
                              FINANCIAL HIGHLIGHTS

The following information presents per share operating performance data and other supplemental financial data for the six months ended June 30, 2008, for the years ended December 31, 2007, 2006, 2005 and 2004, and for the period November 6, 2003 (commencement of operations) through December 31, 2003. This information has been derived from information presented in the financial statements.

Per Share Performance
(for a share outstanding throughout the entire period)

                                    For the Period    For the Year    For the Year    For the Year    For the Year    For the Period
                                        Ended            Ended           Ended            Ended           Ended          Ended
                                    June 30, 2008     December 31,    December 31,     December 31,    December 31,    December 31,
                                     (Unaudited)          2007            2006            2005            2004            2003
                                    --------------    ------------    ------------    ------------    ------------    ------------
Net asset value per share,
 beginning of period                $     1,060.55    $   1,321.50    $   1,332.76    $   1,147.79    $   1,052.74    $   1,000.00
                                    --------------    ------------    ------------    ------------    ------------    ------------
Income (loss) from operations:

   Net realized and unrealized
     gain (loss) on investment
     transactions (1)                        94.63         (261.47)          (7.27)         257.24          152.88           72.76

   Net investment
     income (loss) (1)                       (5.58)           0.52           (3.99)         (72.27)         (57.83)         (20.02)
                                    --------------    ------------    ------------    ------------    ------------    ------------
     Total from investment
       operations                            89.05         (260.95)         (11.26)         184.97           95.05           52.74
                                    --------------    ------------    ------------    ------------    ------------    ------------
Net asset value per share
 at end of period                   $     1,149.60    $   1,060.55    $   1,321.50    $   1,332.76    $   1,147.79    $   1,052.74
                                    ==============    ============    ============    ============    ============    ============
Total Return (2)                              8.40%         (19.75)%         (0.84)%         16.12%           9.03%           5.27%
                                    ==============    ============    ============    ============    ============    ============
Total Return
 prior to performance fee (2)                 8.40%         (19.24)%         (0.81)%         19.35%          10.34%           6.55%
                                    ==============    ============    ============    ============    ============    ============
Supplemental Data

   Net Assets at the end of period  $  221,900,407    $217,431,950    $291,882,817    $ 26,557,216    $ 19,691,165    $ 10,562,863

Ratios to average net asset value:

   Net expenses prior to
     performance fee (3,6)                    3.76%           5.48%           6.34%           6.07%           5.54%           5.80%

   Performance Fee (2)                        0.00%           0.45%           0.07%           3.40%           1.73%           1.25%
                                    --------------    ------------    ------------    ------------    ------------    ------------
     Net expenses (6)                         3.76%           5.93%           6.41%           9.47%           7.27%           7.05%
                                    ==============    ============    ============    ============    ============    ============
   Net investment
     income (loss) (3,6)                     (1.04)%          0.04%          (0.32)%         (5.65)%         (5.07)%         (5.48)%
                                    ==============    ============    ============    ============    ============    ============
Portfolio turnover rate (3,4)                4,434%          1,000%            724%          1,474%          1,849%          1,892%
                                    ==============    ============    ============    ============    ============    ============
Average Commission
 Rate Paid (4,5)                    $       0.0009    $     0.0009    $     0.0012    $     0.0030    $     0.0049    $     0.0045
                                    ==============    ============    ============    ============    ============    ============

Total returns are calculated based on the change in value of a share during the period. An individual shareholder's totalreturns and ratios may vary from the above total returns and ratios based on the timing of additions and redemptions.

--------------------------------------------------------------------------------

(1) Net investment income (loss) per share is calculated by dividing the net investment income (loss) by the average number of shares outstanding during the period. Net realized and unrealized gain (loss) on investment transactions is a balancing amount necessary to reconcile the change in net asset value with the other per share information.

(2)   Not annualized for the periods ended December 31, 2003 and June 30, 2008.

(3)   Annualized for the periods ended December 31, 2003 and June 30,2008.

(4)   Applies only to the equities portion of the portfolio.

(5) Average commission rate paid is calculated by dividing the commissions by total shares purchased and sold.

(6) Such percentages are after the waived trading management fees. The Advisor voluntarily waived a portion of its trading management fee equal to 2.02% (annualized) and 0.60% of average net assets for the period ended June 30, 2008 and the year ended December 31, 2007, respectively.


                                       VI

                        THE CAMPBELL MULTI-STRATEGY TRUST
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30,2008 (UNAUDITED)

NOTE 1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.       General Description of the Trust

         The Campbell Multi-Strategy Trust (the Trust) was converted to a statutory trust under the laws of Delaware on June 28, 2005. The Trust is the successor entity to the Campbell Multi-Strategy Fund L.L.C, which began trading on November 6, 2003. As of the date of the conversion, Campbell & Company, Inc. (CCI) was the sole unitholder of Campbell Multi-Strategy Fund L.L.C. Each of CCI's units outstanding in Campbell Multi-Strategy Fund L.L.C. was exchanged for one share of The Campbell Multi-Strategy Trust.

         The Trust engages in the speculative trading of securities, futures contracts, forward currency contracts and options of forward currency contracts. The Trust is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end, non-diversified, management investment company and must comply with the applicable provisions of the 1940 Act and the rules and regulations thereunder. The Trust offers its shares continuously in a private placement exempted from the registration requirements of the Securities Act of 1933. The Trust is subject to the requirements of the various exchanges where the Trust executes transactions and the requirements of commodity brokers, securities brokers and interbank market makers through which the Trust trades.

B.       Method of Reporting

         The Trust's financial statements are presented in accordance with accounting principles generally accepted in the United States of America, which may require the use of certain estimates made by the Trust's management. Actual results may differ from these estimates.

         For purposes of both financial reporting and calculations of redemption value, Net Asset Value per share is calculated by dividing Net Assets by the number of outstanding shares.

C.       Cash

         Cash includes cash and short-term time deposits held at financial institutions.

D.       Futures, Forward Currency and Options on Forward Currency Contracts

         Investment transactions are accounted for on the trade date. Gains or losses are realized when contracts are liquidated. Net unrealized gains or losses on open contracts (the difference between contract purchase price and market price) are reported in the statement of assets and liabilities. The market value of futures contracts is determined by the various futures exchanges, and reflects the settlement price for each contract as of the close of the last business day of the reporting period. The market value of forward currency (non-exchange traded) contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) of the last business day of the reporting period. The market value of option (non-exchange traded) contracts is calculated by applying an industry-standard adaptation of the Black-Scholes options valuation model to foreign currency options, using as input, the spot prices, interest rates and option implied volatilities quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations.

         When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

E.       Investment Securities

         Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. Securities transactions are recorded on the trade date. The Trust sells securities not owned at the time of sale (a "short sale"). When the Trust engages in a short sale, an amount equal to the proceeds received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the short sale. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis. U.S. government securities are stated at cost plus accrued interest, which approximates market value.


                                     VII-1

                        THE CAMPBELL MULTI-STRATEGY TRUST
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30,2008 (UNAUDITED)

F.       Statement of Financial Accounting Statement No. 157 Disclosure

         As of January 1, 2008, the Trust adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurement, or SFAS No. 157. SFAS No. 157 provides guidance for determining fair value and requires increased disclosure regarding the inputs to valuation techniques used to measure fair value. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

         SFAS No. 157 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

         Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The value of the Trust's exchange traded futures contracts and common stocks fall in this category.

         Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. This category includes forward currency contracts and options on forward currency contracts that the Trust values using models or other valuation methodologies derived from observable market data. This category also includes United States Treasury Securities.

         Level 3 inputs are unobservable inputs for an asset or liability (including the Trust's own assumptions in determining the fair value of investments). Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of and for the six-month period ended June 30, 2008, the Trust did not have any Level 3 assets or liabilities.

         The following table sets forth by level within the fair value hierarchy the Trust's investments accounted for at fair-value on a reoccurring basis as of June 30, 2008.

                                                             Fair Value at June 30, 2008
                                                             ---------------------------
Description                                 Level 1           Level 2           Level 3          Total
--------------------------------------   ------------      ------------      ------------     ------------
Investments
   Investment securities                 $ 54,047,643      $  9,990,768      $          0     $ 64,038,411
   Investment securities sold short       (54,037,839)                0                 0      (54,037,839)
Other Financial Instruments
   Exchange traded futures contracts        8,349,300                 0                 0        8,349,300
   Forward currency contracts                       0         1,032,097                 0        1,032,097
   Options purchased                                0            81,145                 0           81,145
   Options written                                  0           (44,443)                0          (44,443)
                                         ------------      ------------      ------------     ------------
Total                                    $  8,359,104      $ 11,059,567      $          0     $ 19,418,671
                                         ============      ============      ============     ============


                                     VII-2

                        THE CAMPBELL MULTI-STRATEGY TRUST
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30,2008 (UNAUDITED)

G.       Income Taxes

         The Trust prepares calendar year U.S. and applicable state information tax returns and reports to the shareholders their allocable shares of the Trust's income, expenses and trading gains or losses. Income taxes have not been provided, as each shareholder is individually liable for the taxes, if any, on their share of the Trust's income and expenses.

         Management has continued to evaluate the application of Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109(FIN 48)," to the Trust, and has determined that FIN 48 does not have a material impact on the Trust's financial statements. The Trust files federal and state tax returns. The 2004 through 2007 tax years generally remain subject to examination by the U.S. federal and most state tax authorities.

H.       Offering Costs

         Campbell & Company Investment Adviser LLC (the Adviser) has incurred all costs in connection with the initial and ongoing offering of shares of the Trust (offering costs). The Trust's liability for offering costs is limited to the maximum of total offering costs incurred by the Adviser subject to an annual cap of 0.75% of the Trust's average month-end net assets. Any offering costs that have not been reimbursed within three years of being incurred will not be reimbursed by the Trust. The Trust is only liable for the payment of offering costs on a monthly basis as calculated based on the limitations stated above. At June 30, 2008, the Trust reflects a liability in the statement of assets and liabilities for offering costs payable to the Adviser of $148,815. The amount of monthly reimbursement due to the Adviser is charged directly to expense.

         If the Trust terminates prior to completion of payment of the calculated amounts to the Adviser, the Adviser will not be entitled to any additional payments, and the Trust will have no further obligation to the Adviser. At June 30, 2008, the amount of unreimbursed offering costs incurred by the Adviser is $2,393,730.

I.       Foreign Currency Transactions

         The Trust's functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the statement of financial condition. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income.

J.       Recently Issued Accounting Pronouncements

         In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133" (SFAS 161). SFAS 161 establishes, amoung other things, the disclosure requirements for derivative instruments and for hedging activities. SFAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The impact on the Trust's financial statement disclosures, if any, is currently being assessed.

Note 2.  INVESTMENT ADVISER

         The Investment Adviser of the Trust is Campbell & Company Investment Adviser LLC (the Adviser). The Adviser manages the Trust pursuant to the Investment Advisory Agreement (the Agreement). In accordance with the Agreement, the Adviser is paid a monthly management fee of 1/12 of 2% of the Trusts month-end Net Assets (as defined in the Agreement) and a quarterly performance fee of 20% of any Aggregate Cumulative Appreciation (as defined). In August 2007, the Adviser decided to waive the monthly management fee from September 1, 2007 through December 31,2008. During 2008, the total amount of waived management fees was $2,293,379.

Note 3.  SALES FEE

         Shareholders of the Trust have approved a monthly sales fee equal to 1/12 of 2% of Net Assets (as defined) payable directly to the placement agents.

Note 4.  ADMINISTRATIVE EXPENSES

         Operating expenses of the Trust including professional, trustee fees and miscellaneous expenses are limited to 0.5% per year of the average month-end Net Asset Value of the Trust. Any amounts exceeding the limit will be subsequently payable by the Trust as the Trust is able within the aforementioned limit of three years of being incurred. Actual operating expenses were less than 0.5% of average month-end Net Asset Value for the period ended June 30, 2008.


                                     VII-3

                        THE CAMPBELL MULTI-STRATEGY TRUST
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30,2008 (UNAUDITED)

Note 5.  DEPOSITS WITH COMMODITY BROKER

         The Trust deposits funds with a broker, subject to Commodity Futures Trading Commission regulations and various exchange and broker requirements. Purchases and sales of futures contracts require margin deposits with the commodity broker. Additional margin deposits may be necessary for any loss in contract value. Margin requirements are satisfied by the deposit of U.S. Treasury bills and cash with such broker. The Trust earns interest income on its assets deposited with the broker.

         The Commodity Exchange Act requires a commodity broker to segregate all customer transactions and assets from such commodity broker's proprietary activities. A customer's cash and other property (for example, U.S. Treasury bills) deposited with a broker are considered commingled with all other customer funds subject to the commodity broker's segregation requirements. In the event of a commodity broker's insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than total cash and other property deposited.

Note 6.  DEPOSITS WITH CUSTODIAN

         The Trust deposits cash and purchased securities with a custodian subject to Securities and Exchange Commission regulations and custodian requirements. Margin requirements on securities sold short with the securities broker are satisfied by the pledge of cash and securities held by the custodian. The Trust earns interest income on its assets deposited with the custodian. The Trust pays stock loan fees on assets borrowed from the security broker.

         Assets on deposit with a custodian are subject to credit risk. In the event of a custodians insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits.

Note 7.  SUBSCRIPTIONS, REPURCHASES AND DISTRIBUTIONS

         Shares are offered at the Net Asset Value per Share on the last day of each month by subscription agreement, subject to acceptance by the Board of Trustees of the Trust.

         The Trust will make offers to repurchase its shares at quarterly intervals pursuant to Rule 23c-3 under the 1940 Act, and the Board of Trustees may place such conditions and limitations on the repurchase offers as may be permitted under that rule. The Trust intends to conduct quarterly repurchase offers for between 5% and 25% of the Trust's outstanding Shares. The deadline by which the Trust must receive repurchase requests submitted by Shareholders in response to each repurchase offer ("Repurchase Request Deadline") will be set as of the end of each quarterly period pursuant to a policy approved by the Board of Trustees. The date on which the repurchase price for shares is to be determined (the "Repurchase Pricing Date") shall occur no later than fourteen days after the Repurchase Request Deadline (or the next business day, if the fourteenth day is not a business day). A Shareholder may request and receive the repurchase of shares owned, subject to these restrictions.

         During the six months ended June 30, 2008, the Trust completed two quarterly repurchase offers. In each offer, the Trust offered to repurchase up to 25% of the number of its outstanding shares as of the Repurchase Pricing Date. The results of each repurchase offer were as follows:

                                                  Repurchase       Repurchase
                                                March 31, 2008    June 30, 2008
                                                --------------    -------------

Commencement Date                              February 15, 2008   May 16, 2008
Percentage of Outstanding Shares Tendered                  10.6%           6.8%
Percentage of Outstanding Shares Repurchased               10.6%           6.8%
Amount of Repurchase                                 $26,556,075    $16,054,165

The Trust is not required to make distributions, but may do so at the sole discretion of the Board of Trustees.


                                     VII-4

                        THE CAMPBELL MULTI-STRATEGY TRUST
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30,2008 (UNAUDITED)

Note 8.  SECURITIES TRANSACTIONS

         The aggregate cost of purchases and the proceeds from sales of investment securities (excluding U.S. government obligations) for the period ended June 30, 2008 were $1,756,234,888 and $1,758,128,382, respectively.

         The U.S. federal income tax basis of the Trusts investments at June 30, 2008 was as follows:

         Investment securities                                      $64,038,411
         Securities sold short                                      (54,037,839)
         Open forward currency contracts                              1,047,811
         Open futures contracts                                       7,285,366
         Option contracts written                                       (44,443)
         Option contracts purchased                                      81,145

         The U.S. federal income tax basis of the Trust's investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized appreciation for federal income tax purposes was $1,048,220 (gross unrealized appreciation was $1,636,740 and gross unrealized depreciation was $588,520).

Note 9.  OPTIONS WRITTEN

         Transactions in options written during the six months ended June 30, 2008 were as follows:

                                                       Number       Premiums
                                                    of Contracts    Received
                                                    ------------   -----------

          Options outstanding at December 31, 2007            40   $   297,027
          Options written                                    293     1,073,305
          Options expired                                   (287)   (1,224,281)
          Options exercised                                  (27)     (101,469)
                                                    ------------   -----------
          Options outstanding at June 30, 2008                19   $    44,582
                                                    ============   ===========

Note 10. TRADING ACTIVITIES AND RELATED RISKS

         The Trust engages in the speculative trading of U.S. and foreign futures contracts, forward currency contracts and options on forward currency contracts (collectively, "derivatives"). The Trust is exposed to both market risk, the risk arising from changes in the market value of the contracts, and credit risk, the risk of failure by another party to perform according to the terms of a contract.

         The Trust also engages in the speculative trading of U.S. and Japanese securities which are typically traded on an exchange or in the over-the-counter market. The Trust sells securities not owned at the time of sale (a "short sale"). Risks arise from short sales due to the possible illiquidity of the securities markets and from potential adverse movements in security values. Theoretically, short sales expose the Trust to potentially unlimited liability as the Trust's ultimate obligation to purchase a security sold short may exceed the amount recorded in the statement of financial condition.

         The Trust also trades forward currency contracts and options on forward currency contracts in unregulated markets between principals and assumes the risk of loss from counterparty nonperformance. Accordingly, the risks associated with these contracts are generally greater than those associated with exchange traded contracts because of the greater risk of counterparty default. Additionally, the trading of forward currency contracts typically involves delayed cash settlement.

         The Trust has a substantial portion of its assets on deposit with financial institutions in connection with its trading of forward currency and options on forward currency contracts and its cash management activities. In the event of a financial institution's insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits. The market value of securities held to satisfy margin and good faith deposits with the broker and interbank and other market makers at June 30, 2008 was $9,990,768, which equals approximately 5% of Net Asset Value.


                                     VII-5

                        THE CAMPBELL MULTI-STRATEGY TRUST
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30,2008 (UNAUDITED)

         For derivatives, risks arise from changes in the market value of the contracts. Theoretically, the Trust is exposed to a market risk equal to the notional contract value of futures and forward currency contracts purchased and unlimited liability on such contracts sold short. As both a buyer and seller of options, the Trust pays or receives a premium at the outset and then bears the risk of unfavorable changes in the price of the contract underlying the option. Written options expose the Trust to potentially unlimited liability.

         The Adviser has established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that it will, in fact, succeed in doing so. The Shareholders bear the risk of loss only to the extent of the market value of their respective investments and, in certain specific circumstances, redemptions received.

         All open futures, forwards and options on forward currency contracts mature within one year.

Note 11. INDEMNIFICATIONS

         In the normal course of business, the Trust enters into contracts and agreements that contain a variety of representations and warranties and which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The Trust expects the risk of any future obligation under these indemnifications to be remote.


                                     VII-6

Item 2. Code of Ethics

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable for semi-annual reports.

Item 6. Schedule of Investments


                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

INVESTMENT SECURITIES
---------------------
                                                                        % of Net
                                                                         Asset
                                               Shares      Value($)      Value
                                               ------      --------      -----
Common Stocks (United States)
-----------------------------
   Consumer Discretionary
     Abercrombie & Fitch Co                       965    $    60,486     0.03%
     Aeropostale *                                607    $    19,017     0.01%
     American Axle & Mfg Hldgs Inc              8,063    $    64,423     0.03%
     American Greetings Corp                      254    $     3,134     0.00%
     Arbitron Inc                               3,134    $   148,865     0.07%
     Autonation Inc *                           9,139    $    91,573     0.04%
     Barnes & Noble Inc                         1,269    $    31,522     0.01%
     Belo Corp                                 10,716    $    78,334     0.04%
     Best Buy Inc                                 305    $    12,078     0.01%
     Blyth Inc                                  1,219    $    14,665     0.01%
     Brinker Intl Inc                           2,235    $    42,242     0.02%
     Brunswick Corp                               406    $     4,304     0.00%
     Buckle Inc                                 1,168    $    53,413     0.02%
     Champion Enterprises Inc *                 7,813    $    45,706     0.02%
     Cheesecake Factory Inc *                   5,383    $    85,644     0.04%
     Corinthian Colleges Inc *                    965    $    11,204     0.01%
     Dress Barn Inc *                           2,183    $    29,209     0.01%
     Drew Industries Inc *                      1,434    $    22,872     0.01%
     Gamestop Corp New *                        1,450    $    58,580     0.03%
     Gap Inc                                      355    $     5,918     0.00%
     Interactive Data Corp                      2,387    $    59,985     0.03%
     Itt Edl Svcs Inc *                           671    $    55,445     0.02%
     Jakks Pac Inc *                              764    $    16,693     0.01%
     Matthews Intl Corp                           201    $     9,097     0.00%
     Mgm Mirage *                                 102    $     3,457     0.00%
     O Reilly Automotive Inc *                  5,052    $   112,912     0.05%
     Petsmart Inc                               3,554    $    70,902     0.03%
     Pre Paid Legal Svcs Inc *                    617    $    25,063     0.01%
     Quiksilver Inc *                           5,687    $    55,846     0.03%
     Radioshack Corp Del                        4,625    $    56,749     0.03%
     Red Robin Gourmet Burgers Inc *              457    $    12,677     0.01%
     Service Corp Intl                          3,420    $    33,721     0.02%
     Sherwin Williams Co                        2,487    $   114,228     0.05%
     Sonic Corp *                               4,882    $    72,254     0.03%
     Target Corp                                  965    $    44,863     0.02%
     Tenneco Inc *                              3,885    $    52,564     0.02%
     Tjx Cos Inc New                            3,097    $    97,463     0.04%
     Tween Brands Inc *                         1,658    $    27,291     0.01%
     Urban Outfitters Inc *                     1,777    $    55,425     0.02%
     Wms Industries Inc *                         305    $     9,080     0.00%

                 See Accompanying Notes to Financial Statements.


                                     III-1

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

                                                         -----------    ------
Total Consumer Discretionary                             $ 1,868,904     0.84%
                                                         -----------    ------

Consumer Staples
  Archer-Daniels Midland Co                     3,298    $   111,308     0.05%
  Coca Cola Enterprises Inc                     8,406    $   145,424     0.07%
  Costco Whsl Corp New                          1,726    $   121,062     0.05%
  Cvs Caremark Corp                               660    $    26,116     0.01%
  Del Monte Foods Co                            4,202    $    29,834     0.01%
  Jm Smucker Co                                 2,625    $   106,680     0.05%
  Kellogg Co                                    1,523    $    73,134     0.04%
  Pepsiamericas Inc                            13,625    $   269,503     0.12%
  Pilgrims Pride Corp                           1,016    $    13,198     0.01%
  Ralcorp Holdings Inc.*                        9,610    $   475,118     0.21%
  Supervalue Inc                                1,980    $    61,162     0.03%
                                                         -----------    ------
Total Consumer Staples                                   $ 1,432,539     0.65%
                                                         -----------    ------

Energy
  Anadarko Pete Corp                              609    $    45,578     0.02%
  Apache Corp                                     340    $    47,260     0.02%
  Bj Svcs Co                                    1,980    $    63,241     0.03%
  Carrizo Oil & Gas Inc *                       2,023    $   137,746     0.06%
  Dawson Geophysical Co *                       3,451    $   205,196     0.09%
  Devon Energy Corp                               102    $    12,256     0.01%
  Diamond Offshore Drilling Inc                   450    $    62,613     0.03%
  Ensco International Inc                         660    $    53,288     0.02%
  Gulfmark Offshore Inc *                       2,845    $   165,522     0.07%
  National-Oilwell Varco Inc*                     558    $    49,506     0.02%
  Newfield Expl Co *                              905    $    59,051     0.03%
  Parallel Pete Corp Del *                        152    $     3,060     0.00%
  Peabody Energy Corp                             254    $    22,365     0.01%
  Petroleum Development Corp *                    102    $     6,782     0.00%
  Pride Intl Inc *                              1,320    $    62,423     0.03%
  Quicksilver Res Inc *                         1,617    $    62,481     0.03%
  Range Res Corp                                  648    $    42,470     0.02%
  Rowan Cos Inc                                   761    $    35,577     0.02%
  Teekay Corp                                   1,422    $    64,246     0.03%
                                                         -----------    ------
Total Energy                                             $ 1,200,661     0.54%
                                                         -----------    ------

Financials
  American International Group                    508    $    13,442     0.01%
  Bank Of America Corp                          7,261    $   173,320     0.08%
  Capital One Finl Corp                           305    $    11,593     0.01%
  Cincinnati Finl Corp                         10,418    $   264,617     0.12%
  First Midwest Bancorp Inc Del                13,883    $   258,918     0.12%
  Legg Mason Inc                                  965    $    42,045     0.02%
  M & T Bk Corp                                   102    $     7,195     0.00%
  Marshal Ilsly                                 6,956    $   106,635     0.05%
  Raymond James Finl Inc                        2,284    $    60,275     0.02%

                 See Accompanying Notes to Financial Statements.


                                     III-2

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

     Reinsurance Group Amer Inc                 2,495    $   108,582     0.05%
     Schwab Charles Corp                          336    $     6,901     0.00%
     SEI Investments Company                    1,574    $    37,020     0.02%
     Slm Corp *                                 2,590    $    50,117     0.02%
     Susquehanna Bancshares Inc                16,337    $   223,654     0.10%
     Unitrin                                    6,708    $   184,940     0.08%
     Washington Federal Inc                       423    $     7,656     0.00%
     Wintrust Finl Corp                           599    $    14,286     0.01%
     Zenith Natl Ins Corp                       1,472    $    51,756     0.02%
                                                         -----------    ------
   Total Financials                                      $ 1,622,952     0.73%
                                                         -----------    ------

   Health Care
     Affymetrix Inc *                           1,675    $    17,236     0.01%
     Alkermes Inc *                            12,347    $   152,609     0.07%
     Allergan Inc                               1,675    $    87,184     0.04%
     Analogic Corp                              1,027    $    64,773     0.03%
     Bard C R Inc                               2,633    $   231,572     0.10%
     Barr Pharmaceuticals Inc *                 1,197    $    53,961     0.02%
     Biomarin Pharmaceutical Inc *              1,016    $    29,444     0.01%
     Boston Scientific Corp *                   5,890    $    72,388     0.03%
     Celgene Corp *                               564    $    36,023     0.02%
     Cigna Corp                                 1,472    $    52,094     0.02%
     Community Health Systems Inc *             2,487    $    82,021     0.04%
     Cubist Pharmaceuticals Inc *               1,390    $    24,825     0.01%
     Dionex Corp *                              5,007    $   332,315     0.15%
     Eli Lilly & Co                               813    $    37,528     0.02%
     Endo Pharmaceuticals Hldgs Inc *           4,449    $   107,621     0.05%
     Forest Laboratories Inc. *                 1,857    $    64,512     0.03%
     Gen-Probe Inc New *                        2,438    $   115,829     0.05%
     Healthways Inc*                            2,608    $    77,197     0.03%
     Hologic Inc *                              2,894    $    63,089     0.03%
     Idexx Labs Inc *                           1,741    $    84,856     0.04%
     Inverness Med Innovations Inc *            2,691    $    89,260     0.04%
     Invitrogen Corp *                          1,625    $    63,798     0.03%
     Kendle International Inc *                 3,815    $   138,599     0.06%
     Medco Health Solutions Inc *               5,281    $   249,263     0.11%
     Merck & Co Inc                               965    $    36,371     0.02%
     Meridian Bioscience Inc                    1,603    $    43,153     0.02%
     Patterson Co*                              7,393    $   217,280     0.10%
     Pediatrix Med Group *                        406    $    19,987     0.01%
     Pharmanet Dev Group *                        580    $     9,147     0.00%
     Regeneron Pharmaceuticals Inc *              949    $    13,704     0.01%
     St Jude Med Inc *                          5,535    $   226,271     0.10%
     Stryker Corp                               2,539    $   159,652     0.07%
     Watson Pharmaceuticals Inc*                  660    $    17,932     0.01%
     Wright Medical Group Inc *                 3,554    $   100,969     0.05%
                                                         -----------    ------
   Total Health Care                                     $ 3,172,463     1.43%
                                                         -----------    ------

                 See Accompanying Notes to Financial Statements.


                                     III-3

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

   Industrials
     Aar Corp *                                 1,200    $    16,236     0.01%
     Advisory Board Co *                        3,227    $   126,918     0.06%
     Albany International Corp                  7,616    $   220,864     0.10%
     Barnes Group Inc                           5,080    $   117,297     0.05%
     C H Robinson Worldwide Inc                 2,132    $   116,919     0.05%
     Caterpillar Inc                            4,417    $   326,063     0.15%
     Chicago Bridge & Iron Co.                  1,878    $    74,782     0.03%
     Con-Way Inc                                  152    $     7,184     0.00%
     Covanta Holding Corpdelaware *             3,514    $    93,789     0.04%
     Curtiss Wright Corp                          863    $    38,611     0.02%
     Dynamic Materials Corp                     1,980    $    65,241     0.03%
     Esterline Technologies Corp *              1,311    $    64,580     0.03%
     Fedex Corp                                   609    $    47,983     0.02%
     Fti Consulting Inc *                       1,454    $    99,541     0.04%
     Geo Group Inc*                               345    $     7,763     0.00%
     Goodrich Corp.                             8,397    $   398,522     0.18%
     Harsco Corp                                2,793    $   151,967     0.07%
     Healthcare Svcs Group Inc                  6,803    $   103,542     0.05%
     Hub Group Inc *                            1,283    $    43,789     0.02%
     Hubbell Inc                                1,038    $    41,385     0.02%
     Ikon Office Solutions Inc                  4,316    $    48,684     0.02%
     Jacobs Engr Group Inc *                    2,691    $   217,164     0.10%
     Joy Global Inc                             2,590    $   196,400     0.09%
     Kirby Corp *                               4,837    $   232,176     0.10%
     Korn / Ferry Intl *                        4,417    $    69,479     0.03%
     L B Foster Co *                              963    $    31,972     0.01%
     L-3 Communications Holdings Inc.           6,712    $   609,919     0.27%
     Ladish Inc *                              15,382    $   316,715     0.14%
     Lennox Intl Inc                            1,320    $    38,227     0.02%
     Manitowoc Inc                              6,952    $   226,149     0.10%
     Monster Worldwide Inc*                     1,066    $    21,970     0.01%
     Msc Indl Direct Inc                        3,554    $   156,767     0.07%
     Orbital Sciences Corp *                      810    $    19,084     0.01%
     Pall Corp                                  2,183    $    86,621     0.04%
     Parker-Hannifin Corp                         761    $    54,275     0.02%
     Precision Castparts Corp                     660    $    63,604     0.03%
     Republic Svcs Inc                          1,219    $    36,204     0.02%
     Rockwell Collins Inc.                     12,389    $   594,176     0.27%
     Skywest Inc                                  254    $     3,213     0.00%
     Stericycle Inc *                           2,438    $   126,045     0.06%
     Teledyne Technologies Inc *                2,235    $   109,046     0.05%
     Terex Corp New *                           3,869    $   198,751     0.09%
     Timken Co                                  5,229    $   172,243     0.08%
     Toro Co                                    1,231    $    40,955     0.02%
     Triumph Group Inc New                      3,191    $   150,296     0.08%
     United Parcel Service Inc                  1,066    $    65,527     0.03%
     Universal Fst Prods Inc                    3,554    $   106,478     0.05%
     Uti Worldwide Inc                            356    $     7,102     0.00%

                 See Accompanying Notes to Financial Statements.


                                     III-4

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

     Valmont Industries Inc.                      508    $    52,979     0.02%
                                                         -----------    ------
   Total Industrials                                     $ 6,215,197     2.80%
                                                         -----------    ------

   Information Technology
     Amkor Technology Inc *                     6,303    $    65,614     0.03%
     Atheros Communications Inc *               1,675    $    50,250     0.02%
     Automatic Data Processing Inc              1,422    $    59,582     0.03%
     Benchmark Electrs Inc *                    2,691    $    43,971     0.02%
     Broadcom Corp *                              457    $    12,472     0.01%
     Brooks Automation Inc *                      465    $     3,846     0.00%
     Ciena Corp *                               4,382    $   101,531     0.05%
     Corning Inc.                              16,670    $   384,244     0.17%
     Ebay Inc *                                 4,672    $   127,686     0.06%
     Electronic Arts Inc *                        254    $    11,285     0.01%
     Equinix Inc *                                508    $    45,324     0.02%
     Euronet Worldwide Inc *                      609    $    10,292     0.00%
     Fiserv Inc *                                 761    $    34,527     0.02%
     Informatica Corp *                         3,148    $    47,346     0.02%
     Itron Inc *                                  102    $    10,032     0.00%
     Jda Software Group Inc *                     647    $    11,711     0.00%
     Juniper Networks Inc *                     2,641    $    58,577     0.03%
     Kla-Tencor Corp                               78    $     3,175     0.00%
     Maximus Inc                                1,608    $    55,991     0.03%
     Microchip Technology Inc                     406    $    12,399     0.01%
     Micros Sys Inc *                           2,438    $    74,335     0.03%
     Microsoft Corp                             3,097    $    85,198     0.03%
     Netapp Inc C *                             1,523    $    32,988     0.01%
     Nuance Communications Inc *                6,590    $   103,265     0.05%
     Perot Systems Corporation *                2,641    $    39,641     0.02%
     Progress Software Corp *                   3,148    $    80,494     0.03%
     Qualcomm Inc                                 863    $    38,291     0.02%
     Semtech Corp *                             1,574    $    22,146     0.01%
     Silicon Laboratories Inc *                   508    $    18,334     0.01%
     Spss Inc *                                   521    $    18,949     0.01%
     Total System Services Inc                  2,539    $    56,417     0.03%
     Valueclick Inc *                           5,281    $    80,007     0.03%
     Xilinx Inc                                 1,422    $    35,906     0.02%
     Zoran Corp *                               3,656    $    42,775     0.02%
                                                         -----------    ------
   Total Information Technology                          $ 1,878,601     0.85%
                                                         -----------    ------

   Materials
     Brush Engineered Matls Inc *               1,792    $    43,761     0.02%
     Cabot Corp                                 1,219    $    29,634     0.01%
     Carpenter Technology Corp                  1,360    $    59,364     0.03%
     Compass Minerals Intl Inc                    813    $    65,495     0.03%
     Dow Chemical Co.                           9,749    $   340,338     0.15%
     Freeport Mcmoran Copper & Gold               965    $   113,088     0.05%
     Nucor Corp                                   152    $    11,350     0.00%

                 See Accompanying Notes to Financial Statements.


                                     III-5

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

     Rti Intl Metals Inc *                      3,503    $   124,777     0.06%
     Sensient Technologies Corp                10,967    $   308,831     0.14%
     Texas Industries Inc                       1,878    $   105,412     0.05%
     The Scotts Miracle-Gro Co                  5,970    $   104,893     0.05%
                                                         -----------    ------
   Total Materials                                       $ 1,306,943     0.59%
                                                         -----------    ------

   Telecommunication Services
     AT&T Inc                                   7,667    $   258,301     0.12%
                                                         -----------    ------
   Total Telecommunication Services                      $   258,301     0.12%
                                                         -----------    ------

   Utilities
     American Electric Power Co. Inc.           8,480    $   341,150     0.15%
     Atmos Energy Corp                          6,081    $   167,653     0.08%
     Black Hills Corp.                         14,698    $   471,218     0.21%
     El Paso Electric Co *                      3,346    $    66,251     0.03%
     Entergy Corp New                           1,675    $   201,804     0.09%
     Equitable Res Inc                          1,269    $    87,637     0.04%
     Firstenergy Corp                           1,878    $   154,616     0.07%
     Pnm Res Inc                                  914    $    10,931     0.00%
     Southern Co                                8,856    $   309,252     0.14%
     Westar Energy Inc.                        22,951    $   493,690     0.22%
     Wisconsin Energy Corp                      6,143    $   277,786     0.13%
     Xcel Energy Inc                           10,409    $   208,909     0.09%
                                                         -----------    ------
   Total Utilities                                       $ 2,790,897     1.25%
                                                         -----------    ------

Total Common Stocks (United States)
   (cost - $22,595,569)                                  $21,747,458     9.80%
                                                         -----------    ------


                                                                        % of Net
                                                                         Asset
                                              Shares      Value($)       Value
                                              ------      --------       -----
Common Stocks (Non-United States)
---------------------------------

Bermuda
   Energy
     Tsakos Energy Navigation Ltd               1,433    $    53,136     0.03%
                                                         -----------    ------
   Total Energy                                          $    53,136     0.03%
                                                         -----------    ------

   Financials
     Everest Reinsurance Group Ltd                813    $    64,804     0.03%
     Montpelier Re Hold Ltd                     7,752    $   114,342     0.05%
     Renaissancere Holdings Ltd                   706    $    31,537     0.01%
                                                         -----------    ------
   Total Financials                                      $   210,683     0.09%
                                                         -----------    ------

Total Bermuda                                            $   263,819     0.12%
                                                         -----------    ------

Brazil

                 See Accompanying Notes to Financial Statements.


                                     III-6

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

   Materials
     Cia Vale Do Rio Doce Adr                   2,703    $    96,821     0.04%
     Gerdau Sa Cosg Adr                           914    $    21,945     0.01%
                                                         -----------    ------
   Total Materials                                       $   118,766     0.05%
                                                         -----------    ------

Canada
   Consumer Discretionary
     Magna                                      2,666    $   157,934     0.07%
                                                         -----------    ------
   Total Consumer Discretionary                          $   157,934     0.07%
                                                         -----------    ------

   Energy
     Imperial Oil                               1,672    $    92,077     0.04%
     Suncor Energy Inc.                         6,093    $   354,125     0.16%
                                                         -----------    ------
   Total Energy                                          $   446,202     0.20%
                                                         -----------    ------

   Financials
     Bank Of Montreal                           1,574    $    64,896     0.03%
     RBC                                        2,132    $    95,236     0.04%
                                                         -----------    ------
   Total Financials                                      $   160,132     0.07%
                                                         -----------    ------

Total Canada                                             $   764,268     0.34%
                                                         -----------    ------

Colombia
   Financials
     Bancolombia Sa Bancolombia Co Adr          8,756    $   274,851     0.12%
                                                         -----------    ------
   Total Financials                                      $   274,851     0.12%
                                                         -----------    ------

Denmark
   Health Care
     Novo-Nordisk                               2,919    $   192,654     0.09%
                                                         -----------    ------
   Total Health Care                                     $   192,654     0.09%
                                                         -----------    ------

France
   Energy
     Cie Generale De Geophysique Sa Adr*        2,577    $   121,660     0.05%
     Total Sa Adr                                 102    $     8,698     0.00%
                                                         -----------    ------
   Total Energy                                          $   130,358     0.05%
                                                         -----------    ------

   Health Care
     Sanofi-Aventis Adr                         4,417    $   146,777     0.07%
                                                         -----------    ------
   Total Health Care                                     $   146,777     0.07%
                                                         -----------    ------

Total France                                             $   277,135     0.12%
                                                         -----------    ------

Germany
   Consumer Discretionary

                 See Accompanying Notes to Financial Statements.


                                     III-7

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

     Daimler AG                                 5,975    $   368,478     0.17%
                                                         -----------    ------
   Total Consumer Discretionary                          $   368,478     0.17%
                                                         -----------    ------

   Financials
     Deutsche Bank                              3,276    $   279,607     0.12%
                                                         -----------    ------
   Total Financials                                      $   279,607     0.12%
                                                         -----------    ------

Total Germany                                            $   648,085     0.29%
                                                         -----------    ------

Great Britain
   Consumer Staples
     British American Tobacco Plc ADR           5,032    $   348,466     0.15%
     Unilever Plc Adr                           1,422    $    40,399     0.02%
                                                         -----------    ------
   Total Consumer Staples                                $   388,865     0.17%
                                                         -----------    ------

   Energy
     Bp Amoco Plc Adr                             102    $     7,096     0.00%
                                                         -----------    ------
   Total Energy                                          $     7,096     0.00%
                                                         -----------    ------

   Telecommunication Services
     Bt Group Plc Adr                           1,117    $    44,378     0.02%
     Vodafone Group Plc Sp Adr                  1,144    $    33,702     0.02%
                                                         -----------    ------
   Total Telecommunication Services                      $    78,080     0.04%
                                                         -----------    ------

Total Great Britain                                      $   474,041     0.21%
                                                         -----------    ------

India
   Financials
     Hdfc Bank Ltd Adr                          2,335    $   167,326     0.08%
     Icici Bank Ltd Spon Adr                      305    $     8,772     0.00%
                                                         -----------    ------
   Total Financials                                      $   176,098     0.08%
                                                         -----------    ------

Ireland
   Financials
     Allied Irish Banks Plc Adr                 4,271    $   131,504     0.06%
                                                         -----------    ------
   Total Financials                                      $   131,504     0.06%
                                                         -----------    ------

Israel
   Health Care
     Teva Pharm                                 4,214    $   193,001     0.09%
                                                         -----------    ------
   Total Health Care                                     $   193,001     0.09%
                                                         -----------    ------

Information Technology
   Check Point Software Technolog *             4,976    $   117,782     0.05%
                                                         -----------    ------
Total Information Technology                             $   117,782     0.05%
                                                         -----------    ------

                 See Accompanying Notes to Financial Statements.


                                     III-8

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

Total Israel                                             $   310,783     0.14%
                                                         -----------    ------

Japan
   Consumer Discretionary
     Aisan Industry                             2,500    $    24,103     0.01%
     Aisin Seiki                                2,300    $    75,506     0.03%
     Aoyama Trading                             2,000    $    36,885     0.02%
     Aruze                                      1,800    $    53,488     0.02%
     Benesse                                      100    $     4,056     0.00%
     Canon Marketing                            7,500    $   132,164     0.06%
     Casio Computer                             8,100    $    92,381     0.04%
     Chiyoda                                    2,200    $    32,314     0.01%
     Daihatsu Motor                            25,000    $   286,779     0.14%
     Daiichikosho                               1,900    $    19,160     0.01%
     Denso                                      4,700    $   161,832     0.07%
     Funai                                      5,200    $   133,428     0.06%
     Hitachi Koki                               7,400    $   122,024     0.05%
     Imasen Electric                            3,300    $    52,829     0.02%
     Juki                                      58,000    $   166,332     0.07%
     Kinki Nippon Tour *                        1,000    $     1,594     0.00%
     Kohnan Shoji                                 400    $     5,441     0.00%
     Koito Mfg                                 10,000    $   139,144     0.06%
     Makita                                     1,100    $    45,036     0.02%
     Misawa Homes*                             18,100    $    90,837     0.04%
     Mizuno                                     1,000    $     5,820     0.00%
     Musashi Seimitsu                           1,300    $    29,862     0.01%
     Nhk Spring                                13,000    $   103,750     0.05%
     Nikon                                     10,000    $   292,439     0.14%
     Nippon Seiki                               5,000    $    67,072     0.03%
     Nissan Shatai                              4,000    $    31,319     0.01%
     Nissen Hd                                  5,100    $    24,729     0.01%
     Nisshinbo Ind                              6,000    $    71,374     0.03%
     Nok                                        7,400    $   117,836     0.05%
     Noritsu Koki                               3,400    $    42,851     0.02%
     Panahome                                   6,000    $    34,640     0.02%
     Parco                                        700    $     8,736     0.00%
     Point                                      1,900    $    54,488     0.02%
     Renown*                                   14,500    $    39,121     0.02%
     Royal Hldg                                 1,300    $    13,416     0.01%
     Ryohin Keikaku                             4,300    $   230,404     0.11%
     Sangetsu                                     700    $    12,256     0.01%
     Sankyo                                     2,900    $   189,312     0.09%
     Sanoh Industrial                             200    $     1,292     0.00%
     Sekisui Chemical                          24,000    $   163,690     0.07%
     Senshukai                                    300    $     2,114     0.00%
     Septeni Hldg                                  19    $    22,942     0.01%
     Shimachu                                   2,000    $    48,866     0.02%
     Shimamura                                    500    $    30,848     0.01%

                 See Accompanying Notes to Financial Statements.


                                     III-9

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

     Shimano                                    1,100    $    55,309     0.02%
     Sony                                       3,300    $   144,446     0.07%
     Stanley Electric                           9,200    $   223,046     0.10%
     Sumitomo Fore                              8,100    $    66,860     0.03%
     Suzuki Motor                              13,300    $   314,919     0.15%
     Toei                                       6,000    $    34,640     0.02%
     Toho                                      16,300    $   333,673     0.15%
     Tokai Rika Co. Ltd.                       23,900    $   494,887     0.22%
     Tokyo Dome                                10,000    $    47,073     0.02%
     Tokyo Style                                5,000    $    44,856     0.02%
     Topre                                      5,000    $    45,281     0.02%
     Toyoda Gosei Co. Ltd.                     12,800    $   374,322     0.18%
     Tsutsumi Jewelry                             100    $     2,000     0.00%
     Wacoal Hld                                28,000    $   334,928     0.16%
     Xebio                                      4,100    $    90,118     0.04%
     Yoshimoto Kogyo                            2,600    $    30,266     0.01%
                                                         -----------    ------
   Total Consumer Discretionary                          $ 5,951,134     2.68%
                                                         -----------    ------

   Consumer Staples
     Arcs                                         400    $     5,358     0.00%
     Create S.D                                 3,900    $    72,478     0.03%
     Familymart                                   400    $    16,377     0.01%
     Heiwado                                    1,000    $    15,679     0.01%
     Japan Tobacco                                 55    $   235,036     0.11%
     Kao                                        9,000    $   236,451     0.11%
     Kikkoman                                   6,000    $    73,412     0.03%
     Kirin Holdings                            11,000    $   172,048     0.08%
     Kobayashi Pharm                              900    $    28,951     0.01%
     Lawson                                     2,500    $   121,928     0.05%
     Mandom                                       300    $     7,627     0.00%
     Nichirei                                   6,000    $    30,848     0.01%
     Nippon Suisan                             22,300    $   113,809     0.05%
     Shiseido                                  14,000    $   320,928     0.15%
     Sugi Pharmacy                              5,800    $   151,559     0.07%
     Sundrug                                   13,100    $   266,313     0.12%
     Takara Holdings                            6,000    $    37,696     0.02%
                                                         -----------    ------
   Total Consumer Staples                                $ 1,906,498     0.86%
                                                         -----------    ------

   Energy
     Japan Petroleum                            2,600    $   185,916     0.08%
     Shinko Plantech                            3,200    $    49,567     0.02%
     Showa Shell Sekiyu                        57,800    $   634,134     0.30%
     Toyo Kanetsu                               4,000    $     8,339     0.00%
                                                         -----------    ------
   Total Energy                                          $   877,956     0.40%
                                                         -----------    ------

   Financials
     Acom                                       5,750    $   178,459     0.08%
     Aeon Credit                                3,700    $    46,457     0.02%

                 See Accompanying Notes to Financial Statements.


                                     III-10

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

     Awa Bank                                   9,000    $    49,922     0.02%
     Bank Of Hiroshima                          7,000    $    31,234     0.01%
     Bank Of Iwate                                100    $     5,990     0.00%
     Bank Of Kyoto                             24,000    $   251,082     0.12%
     Credit Saison                                800    $    16,829     0.01%
     Ichiyoshi Sec                             10,300    $    94,542     0.04%
     Jafco                                      1,300    $    44,517     0.02%
     Jsfc                                         900    $     7,675     0.00%
     Juroku Bank                               15,000    $    73,723     0.03%
     Keiyo Bank                                22,000    $   132,824     0.06%
     Mitsub Ufj Fin                             8,300    $    73,679     0.03%
     Mitsubishi Estate                         12,000    $   275,081     0.13%
     Mitsubishi Ufj Lease & Finance             1,710    $    74,365     0.03%
     Nanto Bank                                 5,000    $    24,999     0.01%
     Nissay Dowa                               24,000    $   133,579     0.06%
     Osaka Securities Exchange                     74    $   312,042     0.15%
     Pocket Card                                  200    $       498     0.00%
     Ricoh Leasing                                600    $    13,103     0.01%
     Shizuoka Bank                             29,000    $   296,552     0.13%
     Smfg                                           9    $    67,836     0.03%
     Sompo Jpn                                  7,000    $    65,903     0.03%
     Tokio Marine Holdings                      1,600    $    62,488     0.03%
     Tokyo Tatemono                            13,000    $    84,251     0.04%
     Yamagata Bk                                1,000    $     5,877     0.00%
     Yamanashi Chuo Bk                          1,000    $     5,245     0.00%
                                                         -----------    ------
   Total Financials                                      $ 2,428,752     1.09%
                                                         -----------    ------

   Health Care
     Aloka                                      1,200    $    16,561     0.01%
     Astellas Pharma                            6,100    $   258,950     0.11%
     Eiken Chemical                             1,600    $    13,297     0.01%
     Hogy Medical                               1,600    $    81,204     0.04%
     Miraca                                     4,700    $   112,839     0.05%
     Mitsubishi Tanabe Pharma Corp              9,000    $   117,843     0.05%
     Mochida Pharm                              1,000    $    10,952     0.00%
     Nichi Iko Pharm                              600    $    15,197     0.01%
     Nippon Shinyaku                            1,000    $    12,754     0.01%
     Ono Pharm                                  2,000    $   110,372     0.05%
     Seikagaku                                  1,300    $    13,012     0.01%
     Shionogi & Co. Ltd.                       29,000    $   573,133     0.25%
     Suzuken                                    2,500    $    92,448     0.04%
     Taisho Pharmaceutical Co. Ltd.            32,000    $   594,387     0.27%
                                                         -----------    ------
   Total Health Care                                     $ 2,022,949     0.91%
                                                         -----------    ------

   Industrials
     Aica Kogyo                                 2,600    $    22,957     0.01%
     Aichi                                      9,700    $    67,531     0.03%
     Aida Engineering                          25,000    $   121,221     0.05%

                 See Accompanying Notes to Financial Statements.


                                     III-11

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

     Amada                                     16,000    $   126,334     0.06%
     Amano                                      5,800    $    56,028     0.03%
     Asahi Glass                               19,000    $   230,140     0.10%
     Chiyoda Integre                            2,000    $    31,225     0.01%
     Chudenko                                     100    $     1,576     0.00%
     Comsys Holdings                            9,000    $    79,468     0.04%
     Daifuku                                   14,500    $   142,941     0.06%
     Daiichi Jitsugyo                           1,000    $     4,490     0.00%
     Daikin Industries                          3,400    $   171,916     0.08%
     Daiseki                                      400    $    12,754     0.01%
     Fuji Electric Holdings                    28,000    $    99,052     0.04%
     Fujitec                                    5,000    $    29,668     0.01%
     Futaba                                     3,200    $    55,001     0.02%
     Hankyu Hanshin Hldg                       24,000    $   100,976     0.05%
     Hino Motors                               32,000    $   198,632     0.09%
     Hitachi Cm                                10,200    $   286,260     0.13%
     Hitachi Transsys                           1,700    $    21,522     0.01%
     Inaba Denkisangyo                            100    $     2,924     0.00%
     Itoki Corp                                 5,200    $    25,508     0.01%
     Js Group                                  15,400    $   245,081     0.11%
     Kawasaki Kisen                            33,000    $   310,372     0.14%
     Kinden                                    13,000    $   131,343     0.06%
     Kintetsu Corp                              7,000    $    21,990     0.01%
     Kitagawa Iron                             13,000    $    24,650     0.01%
     Kurita Water Ind                             200    $     7,415     0.00%
     M'Bishi Elec                               6,000    $    64,808     0.03%
     Maeda                                     15,000    $    51,649     0.02%
     Maeda Road Const                          14,000    $    98,656     0.04%
     Marubeni                                  15,000    $   125,513     0.06%
     Meitec                                       100    $     2,839     0.00%
     Mitsubishi Pencil                            300    $     3,954     0.00%
     Mitsui                                    14,000    $   309,702     0.14%
     Moshi Moshi                                1,450    $    36,864     0.02%
     Nachi Fujikoshi                           21,000    $    81,817     0.04%
     Nagase                                     1,000    $    10,556     0.00%
     Nec Networks                               8,800    $   111,240     0.05%
     Nichiha                                    3,900    $    34,399     0.02%
     Nippon Carbon                             29,000    $   137,880     0.06%
     Nippon Express                            20,000    $    96,033     0.04%
     Nippon Konpo Unyu                          1,000    $    12,782     0.01%
     Nippon Yusen                              21,000    $   202,264     0.09%
     Nitto Elec Works                             200    $     1,919     0.00%
     Ntn                                       43,000    $   286,788     0.13%
     Oiles                                      2,700    $    52,469     0.02%
     Okamura                                    7,000    $    51,573     0.02%
     Okk                                        1,000    $     2,000     0.00%
     Onoken                                       100    $     1,724     0.00%
     Sagami Railway                             2,000    $     7,396     0.00%
     Sanwa Holdings Corp                       15,000    $    56,884     0.03%

                 See Accompanying Notes to Financial Statements.


                                     III-12

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

     Sato                                       9,200    $   103,799     0.05%
     Sohgo Security                             1,500    $    18,211     0.01%
     Sojitz Holdings Corp.                    105,000    $   350,644     0.17%
     Tocalo                                     2,100    $    33,341     0.02%
     Toda                                      41,000    $   150,068     0.07%
     Tokimec                                    2,000    $     4,943     0.00%
     Tokyu                                     21,000    $   109,155     0.05%
     Trusco Nakayama                            1,000    $    15,009     0.01%
     Ushio                                      3,800    $    62,195     0.03%
     Yusen Air & Sea                            1,700    $    30,839     0.01%
                                                         -----------    ------
   Total Industrials                                     $ 5,348,888     2.41%
                                                         -----------    ------

   Information Technology
     Canon Inc.                                11,200    $   576,878     0.26%
     Dainpn Screen Mfg                         10,000    $    40,281     0.02%
     Dts Corporation                            3,200    $    58,563     0.03%
     Eizo Nanao                                   700    $    14,990     0.01%
     Hakuto                                       400    $     3,679     0.00%
     Hamamatsu Photo                            8,800    $   228,706     0.11%
     Hirose Electric                            1,100    $   110,617     0.05%
     Hitachi Maxell                             3,800    $    47,964     0.02%
     Hitachi Software                           7,000    $   154,191     0.07%
     Hitachi Systems & Services                 2,300    $    39,901     0.02%
     Hoshiden                                   8,100    $   172,690     0.08%
     Hudson Soft *                              2,500    $    42,380     0.02%
     Ines *                                     5,300    $    30,749     0.01%
     Itochu Techno-Solutions                    3,700    $   120,419     0.05%
     Japan Digital Lab                          6,300    $    75,180     0.03%
     Koa                                        6,600    $    47,381     0.02%
     Konami                                     6,600    $   230,989     0.11%
     Melco Holdings                             2,800    $    55,073     0.02%
     Mimasu Semicond                            3,600    $    69,959     0.03%
     Nec Electronics*                           3,900    $    97,311     0.04%
     Nippon Elec Glass                          1,000    $    17,329     0.01%
     Obic                                       1,760    $   296,031     0.13%
     Ryosan                                     3,200    $    68,827     0.03%
     Ryoyo Electro                              2,500    $    25,093     0.01%
     Sanken Electric                            9,000    $    53,403     0.02%
     Sansin Electrics                             300    $     3,107     0.00%
     Seiko Epson Corp.                         13,700    $   377,378     0.18%
     Shimadzu                                   6,000    $    59,827     0.03%
     Siix                                      12,200    $    84,936     0.04%
     Star Micronics                            10,700    $   168,568     0.08%
     Sumisho Computer                             400    $     7,320     0.00%
     Toko *                                    13,000    $    23,301     0.01%
     Toshiba                                   18,000    $   132,956     0.06%
     Toshiba Tec                               42,000    $   262,686     0.12%
     Uniden                                    33,000    $   169,662     0.08%

                 See Accompanying Notes to Financial Statements.


                                     III-13

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

                                                         -----------    ------
   Total Information Technology                          $ 3,968,325     1.80%
                                                         -----------    ------

   Materials
     Adeka                                     16,800    $   138,039     0.06%
     Daiken                                    11,000    $    20,339     0.01%
     Denki Kagakukogyo                         25,000    $    92,920     0.04%
     Dic                                       41,000    $   118,740     0.05%
     Fujimi                                       400    $     6,056     0.00%
     Godo Steel                                27,000    $    80,741     0.04%
     Hokushin                                   5,600    $    11,305     0.01%
     Jfe Holdings                               4,700    $   237,206     0.10%
     Jsr                                        2,300    $    45,781     0.02%
     Kuraray                                   11,000    $   131,371     0.06%
     Kureha                                    17,000    $   102,797     0.05%
     M'Bishi Paper Mls                         13,000    $    34,215     0.02%
     Neturen                                    4,000    $    38,187     0.02%
     Nippon Kayaku                              1,000    $     6,226     0.00%
     Nippon Paint                               9,000    $    39,055     0.02%
     Nittetsu Mining                           20,000    $    87,543     0.04%
     Npn Carbide Ind *                          3,000    $     4,698     0.00%
     Npn Synth Chem                            54,000    $   274,572     0.11%
     Oji Paper Jpy Ord                         55,000    $   258,903     0.11%
     Osaka Steel                                  200    $     2,968     0.00%
     Rengo                                     28,000    $   195,198     0.09%
     Shin-Etsu Chemi                              900    $    55,865     0.03%
     Showa Denko                               81,000    $   215,480     0.10%
     Takasago Intl                              6,000    $    34,300     0.02%
     Toagosei                                  66,000    $   244,064     0.11%
     Tokyo Ohka Kogyo                           5,800    $   108,280     0.05%
     Tokyo Rope Mfg                             6,000    $    16,301     0.01%
     Tokyo Tekko                               15,000    $    44,149     0.02%
     Toray Industries Inc.                     89,000    $   477,723     0.22%
     Tosoh                                     13,000    $    53,224     0.02%
     Toyo Seikan                                4,300    $    76,017     0.03%
     Ube Industries                             6,000    $    21,282     0.01%
     Yodogawa Steel                             8,000    $    41,357     0.02%
                                                         -----------    ------
   Total Materials                                       $ 3,314,902     1.49%
                                                         -----------    ------

   Utilities
     Chugoku Ele                                9,800    $   209,396     0.09%
     Hokuriku Ele                               2,800    $    66,695     0.03%
     Kyushu Ele                                 4,800    $   100,524     0.05%
     Shikoku Electric Power Co. Inc.           14,700    $   404,924     0.18%
                                                         -----------    ------
   Total Utilities                                       $   781,539     0.35%
                                                         -----------    ------

Total Japan                                              $26,600,943    11.99%
                                                         -----------    ------

Korea South

                 See Accompanying Notes to Financial Statements.


                                     III-14

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

   Telecommunication Services
     Kt Corp Spons Adr                          4,194    $    89,416     0.04%
     Sktel                                      1,472    $    30,573     0.01%
                                                         -----------    ------
   Total Telecommunication Services                      $   119,989     0.05%
                                                         -----------    ------

Luxembourg
   Energy
     Acergy S.A. Spons Adr                      1,978    $    44,030     0.02%
                                                         -----------    ------
   Total Energy                                          $    44,030     0.02%
                                                         -----------    ------

   Materials
     Arcelor Mittal N.V. Rotterdam Adr            152    $    15,059     0.01%
                                                         -----------    ------
   Total Materials                                       $    15,059     0.01%
                                                         -----------    ------

Total Luxembourg                                         $    59,089     0.03%
                                                         -----------    ------

Mexico
   Materials
     Cemex S.A.B. De C.V. Adr*                  2,672    $    65,998     0.03%
                                                         -----------    ------
   Total Materials                                       $    65,998     0.03%
                                                         -----------    ------

   Telecommunication Services
     America Movil Sab De Cv                      457    $    24,107     0.01%
                                                         -----------    ------
   Total Telecommunication Services                      $    24,107     0.01%
                                                         -----------    ------

Total Mexico                                             $    90,105     0.04%
                                                         -----------    ------

Netherlands
   Consumer Staples
     Unilever N V Adr                           5,908    $   167,787     0.08%
                                                         -----------    ------
   Total Consumer Staples                                $   167,787     0.08%
                                                         -----------    ------

New Guinea
   Materials
     Lihir Gold Limited Adr*                      652    $    20,675     0.01%
                                                         -----------    ------
   Total Materials                                       $    20,675     0.01%
                                                         -----------    ------

People's Republic Of China
   Consumer Discretionary
     Ctrip.Com International Ltd Adr            4,566    $   209,031     0.09%
                                                         -----------    ------
   Total Consumer Discretionary                          $   209,031     0.09%
                                                         -----------    ------

   Information Technology
     Sohu.Com Inc *                               305    $    21,484     0.01%
                                                         -----------    ------
   Total Information Technology                          $    21,484     0.01%
                                                         -----------    ------

                 See Accompanying Notes to Financial Statements.


                                     III-15

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

Total People's Republic Of China                         $   230,515     0.10%
                                                         -----------    ------

Peru
   Materials
     Compania De Minas Buenaventura Adr         1,828    $   119,496     0.05%
                                                         -----------    ------
   Total Materials                                       $   119,496     0.05%
                                                         -----------    ------

Philippines
   Telecommunication Services
     Philippine Long Dist Sp Adr                  720    $    38,462     0.02%
                                                         -----------    ------
   Total Telecommunication Services                      $    38,462     0.02%
                                                         -----------    ------

Russia
   Consumer Staples
     Wimm Bill Dann                             2,032    $   213,807     0.10%
                                                         -----------    ------
   Total Consumer Staples                                $   213,807     0.10%
                                                         -----------    ------

South Africa
   Energy
     Sasol Ltd Adr                              4,875    $   287,333     0.13%
                                                         -----------    ------
   Total Energy                                          $   287,333     0.13%
                                                         -----------    ------

   Information Technology
     Net 1 Ueps Technologies Inc *              2,235    $    54,311     0.02%
                                                         -----------    ------
   Total Information Technology                          $    54,311     0.02%
                                                         -----------    ------

   Materials
     Gold Fields Ltd New Adr                    3,143    $    39,759     0.02%
     Randgold Resources Ltd South Africa        1,833    $    84,648     0.04%
                                                         -----------    ------
   Total Materials                                       $   124,407     0.06%
                                                         -----------    ------

Total South Africa                                       $   466,051     0.21%
                                                         -----------    ------

Spain
   Energy
     Repsol Ypf Sa Adr                          5,936    $   233,107     0.11%
                                                         -----------    ------
   Total Energy                                          $   233,107     0.11%
                                                         -----------    ------

Taiwan Republic Of China
   Telecommunication Services
     Chunghwa Telecom Co Ltd Adr                7,109    $   180,355     0.09%
                                                         -----------    ------
   Total Telecommunication Services                      $   180,355     0.09%
                                                         -----------    ------

Turkey
   Telecommunication Services
     Turkcell Iletisim Hizmetleri Adr           8,784    $   127,800     0.06%

                 See Accompanying Notes to Financial Statements.


                                     III-16

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

                                                         -----------    ------
Total Telecommunication Services                         $   127,800     0.06%
                                                         -----------    ------

Total Common Stocks (Non-United States)
   (cost - $32,640,436)                                  $32,300,185    14.56%
                                                         -----------    ------











                 See Accompanying Notes to Financial Statements.


                                     III-17

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)


United States Government Securities**
-------------------------------------

                                                                        % of Net
  Maturity     Maturity                                       Value       Asset
 Face Value      Date               Description                ($)        Value
------------  ----------  -----------------------------    ----------   --------
$10,000,000   07/24/2008        U.S. Treasury Bills
  (cost, including accrued interest, - $9,990,768)        $  9,990,768    4.50%
                                                          ------------   ------

Total investment securities
  (cost - $65,226,773)                                    $ 64,038,411   28.86%
                                                          ============   ======


PURCHASED OPTIONS ON FORWARD CURRENCY CONTRACTS
-----------------------------------------------

                                                                                                      % of Net
                 Expiry           Market            Strike                                   Value      Asset
Counterparty      Date           Put/Call           Price         Amount      Currency        ($)       Value
-------------  ----------    -------------------   --------     ----------    --------    ---------   --------
ABN AMRO       07/01/2008    EUR Call / JPY Put    167.3500        300,000      EUR       $    675       0.00%
ABN AMRO       07/02/2008    USD Call / JPY Put    108.2000        250,000      USD       $     12       0.00%
ABN AMRO       07/03/2008    EUR Call / JPY Put    166.6500        160,000      EUR       $  1,330       0.00%
ABN AMRO       07/07/2008    EUR Call / GBP Put      0.7900        290,000      EUR       $  2,045       0.00%
ABN AMRO       07/07/2008    USD Put / CHF Call      1.0350        170,000      USD       $  2,753       0.00%
ABN AMRO       07/07/2008    USD Call / JPY Put    107.3500        550,000      USD       $    940       0.00%
ABN AMRO       07/08/2008    USD Call / JPY Put    107.8500        400,000      USD       $    481       0.00%
ABN AMRO       07/08/2008    USD Put / CHF Call      1.0400      1,040,000      USD       $ 21,548       0.02%
ABN AMRO       07/09/2008    USD Call / JPY Put    107.8500        340,000      USD       $    501       0.00%
ABN AMRO       07/09/2008    EUR Call / GBP Put      0.7900        510,000      EUR       $  4,297       0.00%
ABN AMRO       07/09/2008    EUR Call / USD Put      1.5575        280,000      EUR       $  5,651       0.00%
ABN AMRO       07/09/2008    USD Put / CHF Call      1.0405        870,000      USD       $ 18,664       0.02%
ABN AMRO       07/10/2008    USD Call / JPY Put    107.4500        340,000      USD       $    860       0.00%
ABN AMRO       07/10/2008    EUR Call / USD Put      1.5730        100,000      EUR       $  1,061       0.00%
ABN AMRO       07/11/2008    EUR Call / JPY Put    166.9500        400,000      EUR       $  4,488       0.00%
ABN AMRO       07/11/2008    USD Put / CHF Call      1.0185        420,000      USD       $  3,411       0.00%
ABN AMRO       07/11/2008    USD Call / JPY Put    106.0500        500,000      USD       $  4,159       0.00%
ABN AMRO       07/14/2008    EUR Call / USD Put      1.5750        450,000      EUR       $  4,914       0.00%
ABN AMRO       07/14/2008    USD Call / JPY Put    105.5000        280,000      USD       $  3,355       0.00%

                 See Accompanying Notes to Financial Statements.


                                     III-18

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)


Purchased options on forward currency contracts           -----------    ------
(premiums paid- $74,868)                                  $    81,145     0.04%
                                                          ===========    ======

WRITTEN OPTIONS ON FORWARD CURRENCY CONTRACTS

                                                                                                      % of Net
                 Expiry           Market            Strike                                   Value      Asset
Counterparty      Date           Put/Call           Price         Amount      Currency        ($)       Value
-------------  ----------    -------------------   --------     ----------    --------    ---------   --------
ABN AMRO       07/03/2008    EUR Call / JPY Put    170.5000        790,000      EUR       $     (54)     0.00%
ABN AMRO       07/07/2008    EUR Call / GBP Put      0.8110      1,430,000      EUR       $    (403)     0.00%
ABN AMRO       07/07/2008    USD Put / CHF Call      0.9970        870,000      USD       $    (891)     0.00%
ABN AMRO       07/07/2008    USD Call / JPY Put    110.2000      2,730,000      USD       $     (63)     0.00%
ABN AMRO       07/08/2008    USD Put / CHF Call      1.0045      5,210,000      USD       $ (12,514)    (0.01)%
ABN AMRO       07/08/2008    USD Call / JPY Put    110.4000      2,010,000      USD       $     (66)     0.00%
ABN AMRO       07/09/2008    EUR Call / GBP Put      0.8075      2,540,000      EUR       $  (2,303)     0.00%
ABN AMRO       07/09/2008    EUR Call / USD Put      1.5960      1,410,000      EUR       $  (3,577)     0.00%
ABN AMRO       07/09/2008    USD Put / CHF Call      1.0050      4,360,000      USD       $ (12,788)    (0.01)%
ABN AMRO       07/09/2008    USD Call / JPY Put    110.5500      1,680,000      USD       $     (76)     0.00%
ABN AMRO       07/10/2008    EUR Call / USD Put      1.6105        520,000      EUR       $    (584)     0.00%
ABN AMRO       07/10/2008    USD Call / JPY Put    110.0500      1,710,000      USD       $    (241)     0.00%
ABN AMRO       07/11/2008    EUR Call / JPY Put    170.8500      1,990,000      EUR       $  (1,811)     0.00%
ABN AMRO       07/11/2008    USD Put / CHF Call      0.9845      2,090,000      USD       $  (2,111)     0.00%
ABN AMRO       07/11/2008    USD Call /JPY Put     108.7500      2,490,000      USD       $  (2,085)     0.00%
ABN AMRO       07/14/2008    EUR Call / USD Put      1.6150      2,260,000      EUR       $  (3,000)     0.00%
ABN AMRO       07/14/2008    USD Call / JPY Put    108.5000      1,420,000      USD       $  (1,876)     0.00%
                                                                                          ---------     ------
Total options written on forward currency contracts
  (premiums received- $44,582)                                                            $ (44,443)    (0.02)%
                                                                                          =========     ======

FUTURES CONTRACTS PURCHASED
---------------------------

                                                                                         % of Net
                                                               No. of       Value         Asset
Sector             Contract         Expiration   Exchange     Contracts      ($)          Value
-------   ------------------------  ----------   --------     ---------  -----------  --------------
Energy
          BRENT CRUDE               Aug-08         ICE               8   $   104,560      0.05%
          GAS OIL                   Jul-08         ICE              37   $   167,800      0.08%
          LIGHT CRUDE               Aug-08         NYM              88   $   472,430      0.21%

                 See Accompanying Notes to Financial Statements.


                                     III-19

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

          NATURAL GAS               Aug-08           NYM            11   $    3,070       0.00%
                                                                         ----------     -------
Total energy                                                             $  747,860       0.34%
                                                                         ----------     -------

Metals
          COPPER                    Sep-08           LME             2   $    6,193       0.00%
          GOLD                      Aug-08          COMEX            7   $   23,510       0.01%
          ZINC                      Sep-08           LME             1   $    1,263       0.00%
                                                                         ----------     -------
Total metals                                                             $   30,966       0.01%
                                                                         ----------     -------

Stock indicies
          CAC 40                    Jul-08         EURONEXT         72   $ (303,912)     (0.14)%
                                                                         ----------     -------
Total stock indicies                                                     $ (303,912)     (0.14)%
                                                                         ----------     -------

Short-term interest rates
          90 DAY BANK BILLS         Dec-08           SFE            23   $    6,999       0.00%
          CANADIAN BANKERS
          ACCEPTANCE                Dec-08            ME           120     (141,873)     (0.06)%
          EURODOLLARS               Mar-09           CME           149   $   75,450       0.03%
                                                                         ----------     -------
Total short-term interest rates                                          $  (59,424)     (0.03)%
                                                                         ----------     -------

Long-term interest rates
          CANADIAN GOVERNMENT
          BOND                      Sep-08            ME           126   $  (65,533)     (0.03)%
          U.S. 5 YEAR NOTE          Sep-08           CBOT           29   $    3,071       0.00%
          U.S. 10 YEAR NOTE         Sep-08           CBOT          752   $  804,737       0.36%
                                                                         ----------     -------
Total long-term interest rates                                           $  742,275       0.33%
                                                                         ----------     -------

  Net unrealized gain on futures contracts purchased                     $1,157,765       0.51%
                                                                         ----------     -------


FUTURES CONTRACTS SOLD
----------------------

                                                                                         % of Net
                                                               No. of       Value         Asset
Sector             Contract         Expiration   Exchange     Contracts      ($)          Value
-------   ------------------------  ----------   --------     ---------  -----------  --------------
Energy
          RBOB UNLEADED GAS         Aug-08         NYM              4      $(26,225)     (0.01)%
                                                                         ----------     -------
Total energy                                                               $(26,225)     (0.01)%
                                                                         ----------     -------

Metals

                 See Accompanying Notes to Financial Statements.


                                     III-20

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

          COPPER                    Sep-08           LME           16    $ (245,601)     (0.11)%
          ZINC                      Sep-08           LME           44    $     (694)       0.00%
                                                                         ----------     -------
Total metals                                                             $ (246,295)     (0.11)%
                                                                         ----------     -------

Stock indicies
          DAX                       Sep-08          EUREX          40    $   503,035      0.23%
          FTSE 100                  Sep-08          LIFFE         239    $ 1,168,192      0.52%
          HANG SENG                 Jul-08           HKF           63    $   278,238      0.13%
          IBEX 35                   Jul-08         MEFF-RV         73    $   958,529      0.43%
          MINI NASDAQ               Sep-08           CME          237    $   425,733      0.19%
          MINI S&P 500              Sep-08           CME          185    $   411,675      0.19%
          MSCI TAIWAN               Jul-08           SGX          154    $   170,380      0.08%
          NIKKEI 225                Sep-08           SGX          324    $ 1,185,265      0.53%
          SPI 200                   Sep-08           SFE          111    $   522,234      0.24%
          STOXX 50                  Sep-08          EUREX         351    $   986,454      0.44%
                                                                         ----------     -------
Total stock indicies                                                     $ 6,609,735      2.98%
                                                                         ----------     -------

Short-term interest rates
          3-MONTH EURIBOR           Dec-08          LIFFE         663    $ 1,099,311      0.49%
          3-MONTH EURIBOR           Mar-09          LIFFE           4    $     2,126      0.00%
          EUROSWISS                 Sep-08          LIFFE          38    $  (22,770)     (0.01)%
          SHORT STERLING            Dec-08          LIFFE          14    $   (3,115)      0.00%
          SHORT STERLING            Mar-09          LIFFE         212    $   (3,787)      0.00%
                                                                         ----------     -------
Total short-term interest rates                                          $ 1,071,765      0.48%
                                                                         ----------     -------

Long-term interest rates
          AUSTRALIAN 10-YEAR T-BOND Sep-08           SFE           33    $  (55,804)     (0.03)%
          AUSTRALIAN 3-YEAR T-BOND  Sep-08           SFE           42    $  (31,789)     (0.01)%
          EURO-BUND                 Sep-08          EUREX         341    $   177,944      0.08%
          EURO-BOBL                 Sep-08          EUREX         157    $   197,072      0.09%
          EURO-SCHATZ               Sep-08          LIFFE         378    $   143,821      0.06%
          LONG GILT                 Sep-08          LIFFE          29    $     8,791      0.00%
          MINI JAPANESE GOVERNMENT
          BOND                      Sep-08          SIMEX          86    $   (8,620)      0.00%
          U.S. T-BOND               Sep-08           CBOT         244    $ (576,015)     (0.26)%
          U.S. 2 YEAR NOTE          Sep-08           CBOT         150    $  (72,845)     (0.03)%
                                                                         ----------     -------
Total long-term interest rates                                          $ (217,445)     (0.10)%
                                                                         ----------     -------

  Net unrealized gain on futures contracts sold                          $7,191,535       3.24%
                                                                         ----------     -------

                 See Accompanying Notes to Financial Statements.


                                     III-21

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

  Net unrealized gain on futures contracts                               $8,349,300       3.75%
                                                                         ==========       ====

LONG FORWARD CURRENCY CONTRACTS
-------------------------------

                                                                               % of Net
                Maturity                                            Value       Asset
Counterparty      Date         Amount           Currency             ($)        Value
-------------  ----------   -------------  --------------------  -----------   --------
ABN AMRO       09/17/2008      32,400,000  Australian Dollar     $  230,640       0.10%
ABN AMRO       09/17/2008      26,168,665  British Pound         $  803,106       0.36%
ABN AMRO       09/17/2008      40,398,933  Canadian Dollar       $(419,524)     (0.19)%
ABN AMRO       09/17/2008      76,765,000  Euro                  $1,808,989       0.82%
ABN AMRO       09/17/2008   2,452,855,857  Japanese Yen          $  160,762       0.07%
ABN AMRO       09/17/2008     366,000,000  Mexican Peso          $   73,318       0.03%
ABN AMRO       09/17/2008      35,000,000  New Zealand Dollar    $(408,722)     (0.18)%
ABN AMRO       09/17/2008      48,960,000  Singapore Dollar      $  (2,983)       0.00%
ABN AMRO       09/17/2008       9,500,000  South African Rand    $      629       0.00%
ABN AMRO       09/17/2008      28,067,601  Swiss Fran            $  374,872       0.17%
                                                                 ----------     -------
Net unrealized gain on long forward currency contracts           $2,621,087       1.18%
                                                                 ----------     -------

SHORT FORWARD CURRENCY CONTRACTS
--------------------------------

                                                                               % of Net
                Maturity                                            Value       Asset
Counterparty      Date         Amount           Currency             ($)        Value
-------------  ----------   -------------  --------------------  -----------   --------
ABN AMRO       09/17/2008       5,900,000  Australian Dollar    $  (102,060)     (0.05)%
ABN AMRO       09/17/2008      30,105,779  British Pound        $  (896,975)     (0.40)%
ABN AMRO       09/17/2008      17,898,505  Canadian Dollar      $   (33,856)     (0.02)%
ABN AMRO       09/17/2008      17,195,976  Euro                 $  (309,679)     (0.14)%
ABN AMRO       09/17/2008   5,785,804,317  Japanese Yen         $    375,838      0.17%
ABN AMRO       09/17/2008      16,000,000  Mexican Peso         $    (9,034)      0.00%
ABN AMRO       09/17/2008       7,600,000  New Zealand Dollar   $   (66,794)     (0.03)%
ABN AMRO       09/17/2008       3,400,000  Singapore Dollar     $   (12,731)     (0.01)%
ABN AMRO       09/17/2008      22,000,000  South African Rand   $   (58,947)     (0.03)%
ABN AMRO       09/17/2008      35,155,982  Swiss Fran           $  (474,752)     (0.21)%
                                                                -----------     -------
Net unrealized loss on short forward currency contracts         $(1,588,990)     (0.72)%
                                                                -----------     -------

Net unrealized gain on forward contracts                        $ 1,032,097       0.46%
                                                                ===========     =======

                 See Accompanying Notes to Financial Statements.


                                     III-22

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

INVESTMENT SECURITIES SOLD SHORT
--------------------------------
                                                                        % of Net
                                                                         Asset
                                              Shares       Value($)      Value
                                              ------       --------      -----
Common Stocks (United States)
-----------------------------
   Consumer Discretionary
     99 Cents Only Stores ***                   2,742    $    18,097     0.01%
     Advance Auto Pts Inc                       1,269    $    49,275     0.02%
     American Eagle Outfitters Inc              3,148    $    42,907     0.02%
     Ann Taylor Stores Corp ***                 1,472    $    35,269     0.02%
     Asbury Automotive Group Inc                2,826    $    36,314     0.02%
     Bebe Stores Inc                              557    $     5,353     0.00%
     Big Lots Inc ***                           1,630    $    50,921     0.02%
     Bob Evans Farms Inc                          863    $    24,682     0.01%
     Carter Holdings Inc***                     4,113    $    56,842     0.03%
     CKE Restaurants Inc.                      33,547    $   418,331     0.19%
     Coach Inc ***                              1,777    $    51,320     0.02%
     Collective Brands Inc ***                  5,383    $    62,604     0.03%
     Devry Inc Del                                178    $     9,544     0.00%
     Foot Locker Inc                            6,651    $    82,805     0.04%
     Fossil Inc ***                             1,016    $    29,535     0.01%
     Genesco Inc. ***                          14,718    $   454,345     0.20%
     Gentex Corp                                1,422    $    20,534     0.01%
     Gymboree Corp ***                            305    $    12,221     0.01%
     Hibbett Sporting Goods Inc ***            11,027    $   232,890     0.10%
     Jarden Corp ***                            1,422    $    25,937     0.01%
     Jc Penney Co Inc                             558    $    20,250     0.01%
     Jones Apparel Group Inc                    8,378    $   115,198     0.05%
     K-Swiss Inc                                  711    $    10,452     0.00%
     Leggett & Platt Inc                        1,247    $    20,912     0.01%
     Liz Claiborne Inc                          2,335    $    33,040     0.01%
     Lkq Corp ***                               2,387    $    43,133     0.02%
     M D C Hldgs Inc Medium Term Sr             1,262    $    49,294     0.02%
     Macys Inc                                  1,777    $    34,509     0.02%
     Mcgraw-Hill Cos Inc                        2,438    $    97,813     0.04%
     Newell Rubbermaid Inc                      1,066    $    17,898     0.01%
     Orient-Exp Htls                              517    $    22,458     0.01%
     Pantry Inc ***                             7,362    $    78,479     0.04%
     Phillips-Van Heusen Corp                     660    $    24,169     0.01%
     Polo Ralph Lauren Corp                       813    $    51,040     0.02%
     Regis Corp Minn                              264    $     6,956     0.00%
     Skechers U S A Inc ***                     3,059    $    60,446     0.03%
     Snap on Inc                                1,168    $    60,748     0.03%
     Staples Inc                                9,247    $   219,616     0.10%
     Strayer Ed Inc                               171    $    35,751     0.02%
     Whirlpool Corp                               711    $    43,890     0.02%

                 See Accompanying Notes to Financial Statements.


                                     III-23

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

                                                         -----------    ------
   Total Consumer Discretionary                          $ 2,765,778     1.24%
                                                         -----------    ------

   Consumer Staples
     Alberto-Culver Co New                        863    $    22,671     0.01%
     Brown-Forman Corp                            558    $    42,168     0.02%
     Caseys Gen Stores Inc                        761    $    17,632     0.01%
     Clorox Co                                    609    $    31,790     0.01%
     Estee Lauder Companies Inc                 2,996    $   139,164     0.06%
     Flowers Foods Inc                          3,086    $    87,457     0.04%
     Kroger Co.                                15,994    $   461,747     0.21%
     Nash Finch Co                                203    $     6,957     0.00%
     Nbty Inc***                                  152    $     4,873     0.00%
     Smithfield Foods Inc ***                     558    $    11,093     0.00%
     United Nat Foods Inc ***                   2,260    $    44,025     0.02%
                                                         -----------    ------
   Total Consumer Staples                                $   869,577     0.38%
                                                         -----------    ------

   Energy
     Atwood Oceanics Inc ***                    1,929    $   239,852     0.11%
     Berry Pete Co                                102    $     6,006     0.00%
     Comstock Res Inc ***                       3,339    $   281,912     0.13%
     Ion Geophysical Corp***                    4,075    $    71,109     0.03%
     Key Energy Services Inc ***                3,859    $    74,942     0.03%
     Noble Corporation                            914    $    59,373     0.03%
     Noble Energy Inc                              51    $     5,129     0.00%
     Parker Drilling Co ***                    30,412    $   304,424     0.14%
     Patterson-Uti Energy Inc                     152    $     5,492     0.00%
     Penn Va Corp                                 254    $    19,157     0.01%
     Petrohawk Energy Corp ***                  7,312    $   338,619     0.15%
     Plains Exploration & Production***           152    $    11,091     0.00%
     St Mary Land & Expl Co                     3,480    $   224,947     0.10%
     Sunoco Inc                                   711    $    28,931     0.01%
     Tesoro Corp                                1,117    $    22,083     0.01%
     Tetra Technologies Inc Del ***             2,799    $    66,364     0.03%
                                                         -----------    ------
   Total Energy                                          $ 1,759,431     0.78%
                                                         -----------    ------

   Financials
     ACE Limited                                2,032    $   111,943     0.05%
     Allstate Corp                              1,965    $    89,584     0.04%
     Bank Hawaii Corp                             713    $    34,081     0.02%
     Brown & Brown Inc                            717    $    12,469     0.01%
     Cit Group Inc New                          2,335    $    15,901     0.01%
     City National Corp                           609    $    25,621     0.01%
     Cna Finl Corp                              1,219    $    30,658     0.01%
     Comerica Inc                                 558    $    14,302     0.01%
     Commerce Bancshares Inc                      893    $    35,416     0.02%
     Eaton Vance Corp                             965    $    38,368     0.02%
     Fifth Third Bancorp                        1,777    $    18,090     0.01%
     Firstmerit Corp                            3,859    $    62,940     0.03%

                 See Accompanying Notes to Financial Statements.


                                     III-24

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

     Fulton Finl Corp Pa                       16,806    $   168,900     0.08%
     Jpmorgan Chase & Co                          406    $    13,930     0.01%
     Mb Financial Inc                             367    $     8,246     0.00%
     New York Community Bancorp                 3,453    $    61,602     0.03%
     Newalliance Bancshares Inc                   769    $     9,597     0.00%
     Northern Trust Corp                          254    $    17,417     0.01%
     Odyssey Re Holding Corp                    2,590    $    91,945     0.04%
     Pacwest Bancorp                              965    $    14,359     0.01%
     Protective Life Corp Del                     761    $    28,956     0.01%
     Rli Corp                                   3,039    $   150,339     0.07%
     Selective Insurance Group Inc              2,742    $    51,440     0.02%
     Signature Bank***                          1,259    $    32,432     0.01%
     Sterling Bancshares Inc                    3,421    $    31,097     0.01%
     Suntrust Bks Inc                             660    $    23,905     0.01%
     Umb Financial Corp                           406    $    20,816     0.01%
     Unionbancal Corp                             609    $    24,616     0.01%
     Whitney Hldg Corp                          1,472    $    26,938     0.01%
     Wilmington Trust Corp                      4,367    $   115,463     0.05%
     World Acceptance Corp (S.C.) ***           1,627    $    54,781     0.02%
     Xl Capital Ltd Cl-A                          914    $    18,792     0.01%
                                                         -----------    ------
   Total Financials                                      $ 1,454,944     0.66%
                                                         -----------    ------

   Health Care
     Allscripts Healthcare Solution ***         6,994    $    86,796     0.04%
     Amgen Inc. ***                            19,356    $   912,829     0.41%
     Baxter International Inc.                  5,941    $   379,868     0.17%
     Chemed Corp                                2,655    $    97,200     0.04%
     Covance Inc ***                            1,066    $    91,697     0.04%
     Coventry Hlth Care Inc***                    406    $    12,351     0.01%
     Davita Inc. ***                            7,413    $   393,853     0.18%
     Eclipsys Corp ***                            818    $    15,018     0.01%
     Edwards Lifesciences Corp. ***             7,104    $   440,732     0.20%
     Genentech Inc ***                          1,016    $    77,114     0.03%
     Haemonetics Corp ***                         305    $    16,915     0.01%
     Healthextras Inc ***                         406    $    12,237     0.01%
     Illumina Inc ***                             305    $    26,569     0.01%
     Mckesson Corp                                813    $    45,455     0.02%
     Medtronic Inc                              3,110    $   160,943     0.07%
     Omnicare Inc.                             17,176    $   450,355     0.20%
     Osi Pharmaceuticals Inc ***                2,793    $   115,407     0.05%
     Parexel International Corp ***               711    $    18,706     0.01%
     PDL Biopharma Inc***                      15,126    $   160,638     0.07%
     Psychiatric Solutions Inc ***              8,738    $   330,646     0.15%
     Sunrise Senior Living Inc ***                534    $    12,004     0.01%
     Varian Med Sys Inc ***                       152    $     7,881     0.00%
     Viropharma Inc ***                        27,379    $   302,812     0.14%
     West Pharmaceutical Services I               406    $    17,572     0.01%
     Wyeth Shs                                    711    $    34,100     0.02%

                 See Accompanying Notes to Financial Statements.


                                     III-25

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

                                                         -----------    ------
   Total Health Care                                     $ 4,219,698     1.91%
                                                         -----------    ------

   Industrials
     Abm Inds Inc                               7,808    $   173,728     0.08%
     Acuity Brands Inc                            331    $    15,914     0.01%
     Agco Corp ***                                914    $    47,903     0.02%
     Alaska Air Group Inc ***                     406    $     6,228     0.00%
     Ameron Intl Corp Del                       2,691    $   322,866     0.15%
     Astec Inds Inc ***                         1,422    $    45,703     0.02%
     Baldor Elec Co                             1,929    $    67,476     0.03%
     Belden Inc                                 1,219    $    41,300     0.02%
     Boeing                                       813    $    53,430     0.02%
     Brady Corp                                 1,980    $    68,369     0.03%
     Burlington Northern Santa Fe                C102    $    10,189     0.00%
     Cenveo Inc***                              3,379    $    33,013     0.01%
     Continental Airlines Inc ***                 508    $     5,136     0.00%
     Cooper Industries Ltd                      2,590    $   102,305     0.05%
     Corrections Corp. of America***           12,694    $   348,704     0.16%
     CSX Corp                                   1,168    $    73,362     0.03%
     Dover Corp                                 2,539    $   122,811     0.06%
     Dycom Industries Inc ***                   7,824    $   113,604     0.05%
     Eaton Corp                                 1,066    $    90,578     0.04%
     Emcor Group Inc ***                        4,963    $   141,594     0.06%
     Enpro Industries Inc ***                   5,524    $   206,266     0.09%
     Equifax Inc                                  355    $    11,935     0.01%
     Esco Technologies Inc ***                    915    $    42,932     0.02%
     Fluor Corp (New)                             508    $    94,529     0.04%
     Gardner Denver Inc ***                     1,828    $   103,830     0.05%
     General Electric Co                        1,117    $    29,813     0.01%
     Heidrick & Struggles Intl Inc                271    $     7,490     0.00%
     Hexcel Corporation ***                     1,066    $    20,574     0.01%
     Idex Corp                                    749    $    27,593     0.01%
     Ingersoll Rand Co.                         1,016    $    38,029     0.02%
     Interface Inc                                813    $    10,187     0.00%
     Kansas City Southern ***                     859    $    37,787     0.02%
     Kaydon Corp                                1,777    $    91,356     0.04%
     Kennametal Inc                             2,539    $    82,644     0.04%
     Landstar Systems Inc                         508    $    28,052     0.01%
     Layne Christensen Co ***                     295    $    12,918     0.01%
     Lincoln Elec Hldgs Inc                        85    $     6,690     0.00%
     Masco Corp                                 2,996    $    47,127     0.02%
     Miller Herman Inc                          5,070    $   126,192     0.06%
     Mine Safety Appliances Co                    813    $    32,512     0.01%
     Mobile Mini Inc ***                          783    $    15,660     0.01%
     Nordson Corp.                              6,524    $   475,534     0.21%
     Norfolk Southn Corp                        1,472    $    92,250     0.04%
     Oshkosh Truck Corp                           914    $    18,911     0.01%
     Pacer International Inc Tennes             3,656    $    78,641     0.04%

                 See Accompanying Notes to Financial Statements.


                                     III-26

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

     Pitney Bowes Inc                             274    $     9,343     0.00%
     Quanta Services Inc. ***                  16,648    $   553,879     0.25%
     Raytheon Company                             254    $    14,295     0.01%
     Regal-Beloit Corp                          1,352    $    57,122     0.03%
     Resources Connection Inc ***               2,081    $    42,348     0.02%
     Robbins & Myers Inc                        3,046    $   151,904     0.07%
     Spx Corp                                     660    $    86,942     0.04%
     Titan Intl Inc                               561    $    19,983     0.01%
     Trueblue Inc ***                           7,865    $   103,897     0.05%
     Union Pacific Corp                           660    $    49,830     0.02%
     Waste Mgmt Inc Del                         4,733    $   178,481     0.08%
     Werner Enterprises Inc                       152    $     2,824     0.00%
     Wesco Intl Inc ***                         1,554    $    62,222     0.03%
                                                         -----------    ------
   Total Industrials                                     $ 4,956,735     2.23%
                                                         -----------    ------

   Information Technology
     ADC Telecommunications Inc ***               295    $     4,357     0.00%
     Agilent Technologies Inc ***               4,011    $   142,551     0.06%
     Anadigics Inc ***                          1,680    $    16,548     0.01%
     Analog Devices Inc                         1,117    $    35,487     0.02%
     Ariba Inc***                              11,517    $   169,415     0.08%
     Arris Group Inc ***                        5,245    $    44,320     0.02%
     Autodesk Inc ***                           1,929    $    65,219     0.03%
     Brocade Communications System Inc***      22,762    $   187,559     0.08%
     Cognizant Technology Solutions ***           558    $    18,141     0.01%
     Cogo Group Inc ***                         1,117    $    10,176     0.00%
     Commscope Inc ***                          1,269    $    66,965     0.03%
     Computer Sciences Corp ***                 6,398    $   299,682     0.14%
     Compuware Corp ***                         4,756    $    45,372     0.02%
     Comtech Telecommunications Corp. ***       7,786    $   381,514     0.17%
     Digital River Inc ***                      1,828    $    70,524     0.03%
     Electronics For Imaging Inc ***            1,831    $    26,733     0.01%
     Epicor Software Corp ***                   2,641    $    18,249     0.01%
     F5 Networks Inc ***                        3,103    $    88,187     0.04%
     FEI Co ***                                 2,912    $    66,335     0.03%
     Flir Sys Inc ***                           3,250    $   131,853     0.06%
     Formfactor Inc ***                         4,011    $    73,923     0.03%
     GSI Communications Inc ***                 1,895    $    25,829     0.01%
     Harmonic Inc ***                          17,711    $   168,432     0.08%
     Imation Corp                                 386    $     8,847     0.00%
     Ingram Micro Inc ***                       2,471    $    43,860     0.02%
     Interdigital Inc ***                       6,980    $   169,754     0.08%
     International Rectifier Corp ***           2,119    $    40,685     0.02%
     Intersil Corp                              1,523    $    37,039     0.02%
     Intuit ***                                 3,300    $    90,981     0.04%
     Lawson Software Inc ***                      660    $     4,798     0.00%
     Macrovision Solutions Corp ***             9,563    $   143,062     0.06%
     Marvell Technology Group Ltd ***          10,226    $   180,591     0.08%

                 See Accompanying Notes to Financial Statements.


                                     III-27

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

     Memc Electronic Materials Inc ***          1,422    $    87,510     0.04%
     Micrel Inc                                 4,040    $    36,966     0.02%
     Mks Instrs Inc ***                         1,878    $    41,128     0.02%
     Plexus Corp ***                            1,699    $    47,028     0.02%
     Polycom Inc ***                            3,656    $    89,060     0.04%
     Quest Software Inc ***                     4,591    $    67,993     0.03%
     Red Hat Inc ***                            3,148    $    65,132     0.03%
     Rofin Sinar Technologies Inc ***           1,422    $    42,944     0.02%
     Sun Microsystems Inc ***                   3,453    $    37,569     0.02%
     Teradyne Inc ***                           1,016    $    11,247     0.01%
     Tibco Software Inc ***                     3,761    $    28,772     0.01%
     Trimble Navigation Ltd ***                 1,207    $    43,090     0.02%
     Varian Semiconductor Equiptme ***          1,777    $    61,875     0.03%
     Wind River Systems Inc ***                 6,920    $    75,359     0.03%
     Xerox Corp                                14,115    $   191,399     0.09%
                                                         -----------    ------
   Total Information Technology                          $ 3,804,060     1.72%
                                                         -----------    ------

   Materials
     Airgas Inc                                   813    $    47,471     0.02%
     Albemarle Corp                             1,542    $    61,541     0.03%
     Alcoa Inc                                    321    $    11,434     0.01%
     Arch Chemicals Inc                         1,371    $    45,449     0.02%
     Ball Corp                                  1,777    $    84,834     0.04%
     Chemtura Corp                                794    $     4,637     0.00%
     Commercial Metals Co                       1,558    $    58,737     0.03%
     FMC Corp.                                  4,655    $   360,483     0.16%
     International Flavors & Fragra             2,387    $    93,236     0.04%
     Louisiana-Pac Corp                           634    $     5,383     0.00%
     Monsanto Co (New)                            761    $    96,221     0.04%
     Newmont Mining Corp                        4,773    $   248,960     0.11%
     Olin Corp                                 10,329    $   270,413     0.12%
     Packaging Corp Amer                        5,383    $   115,788     0.05%
     Pactiv Corp ***                            1,320    $    28,024     0.01%
     Reliance Steel & Aluminum Co.              7,902    $   609,165     0.27%
     RPM Inc                                      813    $    16,748     0.01%
     Schnitzer Steel Inds Inc                   2,438    $   279,395     0.13%
                                                         -----------    ------
   Total Materials                                       $ 2,437,919     1.09%
                                                         -----------    ------

   Telecommunication Services
     Centurytel Inc Monr Oe La                  4,823    $   171,651     0.08%
     Citizens Communications Co.               46,563    $   528,024     0.24%
     Paetec Hldg ***                            1,908    $    12,116     0.01%
     SBA Communications Corp ***                1,168    $    42,060     0.02%
     United States Cellular Corp ***               58    $     3,280     0.00%
                                                         -----------    ------
   Total Telecommunication Services                      $   757,131     0.35%
                                                         -----------    ------

   Utilities
     Agl Res Inc                                1,675    $    57,922     0.03%

                 See Accompanying Notes to Financial Statements.


                                     III-28

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

     Allete Inc                                 2,340    $    98,280     0.04%
     Avista Corp                                1,077    $    23,112     0.01%
     Dynegy Inc Del ***                        13,861    $   118,512     0.05%
     Northwest Nat Gas Co.                      3,524    $   163,020     0.07%
     Pg&E Corp                                  1,117    $    44,334     0.02%
     Ppl Corp                                   1,320    $    68,996     0.03%
     Questar Corp                               2,843    $   201,967     0.09%
     Teco Energy Inc                            5,938    $   127,608     0.06%
     Vectren Corp                               4,395    $   137,168     0.06%
                                                         -----------    ------
   Total Utilities                                       $ 1,040,919     0.46%
                                                         -----------    ------

Total Common Stocks (United States)
   (cost - $24,384,271)                                  $24,066,192    10.82%
                                                         -----------    ------


                                                                        % of Net
                                                                         Asset
                                               Shares      Value($)      Value
                                               ------      --------      -----
Common Stocks (Non-United States)
---------------------------------

Bermuda
   Consumer Discretionary
     Central European Media Enterpr ***           417    $    37,751     0.02%
                                                         -----------    ------
   Total Consumer Discretionary                          $    37,751     0.02%
                                                         -----------    ------

   Energy
     Nabors Industries Ltd ***                  2,996    $   147,493     0.07%
                                                         -----------    ------
   Total Energy                                          $   147,493     0.07%
                                                         -----------    ------

   Financials
     Willis Group Holdings Ltd Ber              2,713    $    85,107     0.04%
                                                         -----------    ------
   Total Financials                                      $    85,107     0.04%
                                                         -----------    ------

   Information Technology
     Accenture Ltd Hamilton                     6,651    $   270,829     0.12%
                                                         -----------    ------
   Total Information Technology                          $   270,829     0.12%
                                                         -----------    ------

Total Bermuda                                            $   541,180     0.25%
                                                         -----------    ------

Brazil
   Utilities
     Cia Energetica De Minas Gerais Adr         7,927    $   194,608     0.09%
                                                         -----------    ------
   Total Utilities                                       $   194,608     0.09%
                                                         -----------    ------

Canada
   Consumer Discretionary
     Shaw Communications Inc                    1,413    $    28,769     0.01%

                 See Accompanying Notes to Financial Statements.


                                     III-29

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

                                                         -----------    ------
   Total Consumer Discretionary                          $    28,769     0.01%
                                                         -----------    ------

   Energy
   Cameco Corp                                  1,434    $    61,476     0.03%
                                                         -----------    ------
   Total Energy                                          $    61,476     0.03%
                                                         -----------    ------

   Financials
     Brookfields Asset Mgmt Inc Ltd Vt          2,620    $    85,255     0.04%
     Tor Dom Bk                                   460    $    28,644     0.01%
                                                         -----------    ------
   Total Financials                                      $   113,899     0.05%
                                                         -----------    ------

   Health Care
     Biovail Corp                                 624    $     6,022     0.00%
                                                         -----------    ------
   Total Health Care                                     $     6,022     0.00%
                                                         -----------    ------

   Information Technology
     Celestica Inc Cad Sub Vtg Shs***          10,409    $    87,748     0.04%
     Research In Motion***                        305    $    35,655     0.02%
                                                         -----------    ------
   Total Information Technology                          $   123,403     0.06%
                                                         -----------    ------

   Materials
     Agrium Cad Npv                             1,320    $   141,953     0.06%
     Eldorado Gold***                           9,005    $    77,893     0.04%
     Goldcorp Inc                               2,641    $   121,935     0.05%
     Ivanhoe Mines Limited***                   5,281    $    57,616     0.03%
     Kinross Gold Corp New                      1,371    $    32,369     0.01%
     Methanex                                     254    $     7,117     0.00%
     Nova Chemicals Corp USD                    1,673    $    41,273     0.02%
                                                         -----------    ------
   Total Materials                                       $   480,156     0.21%
                                                         -----------    ------

Total Canada                                             $   813,725     0.36%
                                                         -----------    ------

Finland
   Information Technology
     Nokia Corp Adr                             3,046    $    74,627     0.03%
                                                         -----------    ------
   Total Information Technology                          $    74,627     0.03%
                                                         -----------    ------

Germany
   Financials
     Allianz Se Adr                             5,128    $    89,484     0.04%
                                                         -----------    ------
   Total Financials                                      $    89,484     0.04%
                                                         -----------    ------

   Information Technology
     Infineon Technologies Ag Muen Adr ***      6,332    $    54,012     0.02%
                                                         -----------    ------
   Total Information Technology                          $    54,012     0.02%
                                                         -----------    ------

                 See Accompanying Notes to Financial Statements.


                                     III-30

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

Total Germany                                            $   143,496     0.06%
                                                         -----------    ------

Great Britain
   Health Care
     Astrazeneca Plc Adr                        1,980    $    84,209     0.04%
                                                         -----------    ------
   Total Health Care                                     $    84,209     0.04%
                                                         -----------    ------

   Materials
     Anglo Amer                                 3,961    $   140,417     0.06%
                                                         -----------    ------
   Total Materials                                       $   140,417     0.06%
                                                         -----------    ------

Total Great Britain                                      $   224,626     0.10%
                                                         -----------    ------

Ireland
   Health Care
     Elan Corp Plc Adr***                       6,424    $   228,373     0.10%
                                                         -----------    ------
   Total Health Care                                     $   228,373     0.10%
                                                         -----------    ------

Israel
   Information Technology
     Nice Sys Ltd Adr***                          533    $    15,761     0.01%
                                                         -----------    ------
   Total Information Technology                          $    15,761     0.01%
                                                         -----------    ------

Japan
   Consumer Discretionary
     Abc Mart                                   3,100    $    79,836     0.04%
     Ahresty                                      700    $     8,684     0.00%
     Alpine Elec                                3,500    $    37,012     0.02%
     Autobacs Seven                               600    $    16,811     0.01%
     Belluna                                    7,850    $    53,763     0.02%
     Bridgestone                                2,300    $    35,214     0.02%
     Calsonic Kansei                           15,000    $    60,139     0.03%
     Dentsu                                       104    $   220,744     0.10%
     Don Quijote                                5,700    $   104,477     0.05%
     Fast Retailing                             1,600    $   151,842     0.07%
     Fcc                                       15,600    $   240,464     0.11%
     Fujitsu Business                           1,700    $    22,917     0.01%
     Futaba Industrial                          4,600    $   106,533     0.05%
     Goldcrest                                  2,250    $    42,366     0.02%
     H2O Retailing Corp                        20,000    $   138,861     0.06%
     Heiwa                                      5,700    $    60,439     0.03%
     Hikari Tsushin                               700    $    23,112     0.01%
     Honda Motor Adr                            5,645    $   192,099     0.09%
     Honda Motor Co                             2,300    $    78,326     0.04%
     Kayaba Industries                         65,000    $   282,675     0.13%
     Komeri                                     3,900    $    96,208     0.04%
     Konaka                                       500    $     2,358     0.00%

                 See Accompanying Notes to Financial Statements.


                                     III-31

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

     Kurabo Industries                          2,000    $     4,113     0.00%
     Kyoritsu Mainte                              400    $     7,698     0.00%
     Matsushita Elec Industrial                 4,000    $    86,411     0.04%
     Mazda Motor                               11,000    $    57,177     0.03%
     Mitsuba                                    2,000    $    13,264     0.01%
     Nissan Motor                              11,000    $    91,005     0.04%
     Nissin Kogyo                               1,100    $    16,717     0.01%
     Pacific Ind                                1,000    $     4,160     0.00%
     Pioneer                                    3,100    $    25,004     0.01%
     Plenus                                     8,900    $   134,921     0.06%
     Resorttrust                                7,400    $    96,614     0.04%
     Riken                                      9,000    $    40,413     0.02%
     Rinnai                                     6,700    $   256,611     0.12%
     Roland                                     1,700    $    36,003     0.02%
     Sanden                                     1,000    $     4,519     0.00%
     Sekisui House                             11,000    $   102,835     0.05%
     Sharp                                      4,000    $    65,242     0.03%
     Tachi-S                                   13,500    $   156,898     0.07%
     Tokai Rubber                               5,100    $    65,864     0.03%
     Toyobo                                    13,000    $    25,631     0.01%
     Toyota Motor                                 600    $    28,357     0.01%
     United Arrows Ltd                          7,100    $    46,751     0.02%
     Yamaha                                       600    $    11,603     0.01%
     Yamaha Motor                               1,100    $    20,619     0.01%
                                                         -----------    ------
   Total Consumer Discretionary                          $ 3,453,310     1.59%
                                                         -----------    ------

     Consumer Staples
     Aeon                                      13,100    $   162,012     0.07%
     Cawachi Limided                              400    $    10,169     0.00%
     Coca West Holdings                         8,100    $   189,118     0.09%
     Fuji Oil                                   1,000    $     9,801     0.00%
     House Foods                                  700    $    11,292     0.01%
     J-Oil Mills                               88,000    $   320,438     0.14%
     Kose Corp                                    600    $    13,414     0.01%
     Ministop                                   1,800    $    38,630     0.02%
     Morinaga Milk Ind                         25,000    $    65,091     0.03%
     Nihon Nosan Kogyo                          1,000    $     2,538     0.00%
     Nisshin Oillio                            35,000    $   147,918     0.07%
     Nisshin Seifun Gr                          1,000    $    12,584     0.01%
     Npn Flour Mills                            6,000    $    26,886     0.01%
     Oenon Hdgs                                33,000    $    80,317     0.04%
     Toyo Suisan                                7,000    $   158,483     0.07%
     Uny                                       20,000    $   197,349     0.09%
                                                         -----------    ------
   Total Consumer Staples                                $ 1,446,040     0.66%
                                                         -----------    ------

   Energy
     Kanto Nat Gas Dev                          2,000    $    13,622     0.01%
     San-Ai Oil                                 3,000    $    13,103     0.01%

                 See Accompanying Notes to Financial Statements.


                                     III-32

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

     Sinanen                                    7,000    $    28,725     0.01%
     Tonengeneral                              18,000    $   163,690     0.07%
                                                         -----------    ------
   Total Energy                                          $   219,140     0.10%
                                                         -----------    ------

   Financials
     77 Bank                                    9,000    $    56,629     0.03%
     Aichi Bank                                   300    $    24,508     0.01%
     Aioi Insurance                            20,000    $   106,787     0.05%
     Akita Bank                                 2,000    $     9,056     0.00%
     Bank Of Okinawa                              100    $     3,585     0.00%
     Century Leasing                              600    $     6,424     0.00%
     Chugoku Bank                              20,000    $   290,930     0.13%
     Cosmos Initia                              4,000    $     9,358     0.00%
     Daishi Bank                               28,000    $   124,673     0.06%
     Daiwa House Industry                      10,000    $    94,147     0.04%
     Eighteenth Bank                            2,000    $     7,188     0.00%
     Fuji F&M Ins                              15,000    $    40,045     0.02%
     Hachijuni Bank                            41,000    $   266,101     0.12%
     Higashi Nippon Bk                          1,000    $     4,075     0.00%
     Higo Bank                                  3,000    $    18,112     0.01%
     Hokuetsu Bank                              2,000    $     4,736     0.00%
     Hyakujushi Bank                            1,000    $     5,698     0.00%
     Japan Asia Invest                          3,000    $    12,565     0.01%
     Joyo Bank                                 27,000    $   131,428     0.06%
     K K Davinci Holdings***                       18    $    12,345     0.01%
     Kansai Urban Banking                      37,000    $    93,194     0.04%
     Kenedix                                       24    $    29,433     0.01%
     Leopalace                                  4,000    $    57,356     0.03%
     Mito Securities                            7,000    $    21,659     0.01%
     Mitsui Fudosan                             3,000    $    64,242     0.03%
     Nagoya Bank                                1,000    $     6,254     0.00%
     Nipponkoa Ins                             16,000    $   139,012     0.06%
     Nishi Nippon City Bank                   101,000    $   301,080     0.14%
     Nomura Holdings                            6,600    $    97,937     0.04%
     Oita Bank                                  1,000    $     6,330     0.00%
     Promise                                    6,200    $   173,709     0.08%
     San-In Godo Bk                             2,000    $    17,509     0.01%
     Sapporo Hokuyo                                 8    $    54,186     0.02%
     Sbi Hldg                                     302    $    66,209     0.03%
     Shiga Bank                                20,000    $   132,824     0.06%
     Shikoku Bank                               1,000    $     4,207     0.00%
     Sumitomo Re                                1,830    $    71,125     0.03%
     Sumitomo T&B                              13,000    $    90,996     0.04%
     Tokyo Tomin Bank                           5,200    $   100,807     0.05%
     Tokyu Land                                 8,000    $    45,507     0.02%
     Tokyu Livable Inc                         10,300    $    89,975     0.04%
                                                         -----------    ------
   Total Financials                                      $ 2,891,941     1.29%
                                                         -----------    ------

                 See Accompanying Notes to Financial Statements.


                                     III-33

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

   Health Care
     Bml                                        2,200    $    41,819     0.02%
     Chugai Pharmaceutical Co. Ltd.            37,200    $   596,225     0.27%
     Hisamitsu Pharm                            2,600    $   113,315     0.05%
     Kaken Pharm                               14,000    $   116,881     0.05%
     Kyowa Hakko Kogyo Co. Ltd.                65,000    $   667,138     0.30%
     Nihon Kohden                               3,100    $    53,750     0.02%
     Nipro                                      6,000    $   101,882     0.05%
     Olympus                                    1,000    $    33,866     0.02%
     Santen Pharm                               2,100    $    52,795     0.02%
     Sysmex Corp                                4,600    $   181,388     0.08%
     Tsumura                                    4,700    $   121,263     0.05%
                                                         -----------    ------
   Total Health Care                                     $ 2,080,322     0.93%
                                                         -----------    ------

   Industrials
     Arrk ***                                   3,300    $     8,592     0.00%
     Asahi Diamond Ind                         11,000    $    79,072     0.04%
     Central Glass                             46,000    $   187,897     0.08%
     Central Japan Railway Co.                     40    $   441,489     0.20%
     Chiyoda                                   21,000    $   228,612     0.10%
     Chugai Ro                                 13,000    $    64,261     0.03%
     Daihen                                    40,000    $   183,388     0.08%
     Daimei Tele Eng                            1,000    $     9,443     0.00%
     Daiwa Industries                           6,000    $    28,753     0.01%
     East Japan Railway Co.                        62    $   505,920     0.23%
     Fanuc                                      3,000    $   293,477     0.13%
     Fujikura                                  25,000    $   108,957     0.05%
     Furukawa Electric                         68,000    $   295,722     0.13%
     Glory                                      6,400    $   150,634     0.07%
     Hanwa                                     16,000    $    99,014     0.04%
     Ihi Corp                                  21,000    $    42,592     0.02%
     Itochu                                     6,000    $    64,016     0.03%
     Iwatani Int'L                             40,000    $   122,258     0.06%
     Jtekt                                      3,400    $    54,013     0.02%
     Kajima                                    35,000    $   122,494     0.06%
     Kamigumi                                   8,000    $    60,601     0.03%
     Kandenko                                   6,000    $    40,300     0.02%
     Keio Ele Rl                                5,000    $    25,329     0.01%
     Kubota                                    12,000    $    86,373     0.04%
     Kyudenko                                  21,000    $   145,804     0.07%
     Meisei Industrial                          6,000    $    18,112     0.01%
     Mitsubishi Logistics                       1,000    $    10,962     0.00%
     Miura                                      2,400    $    56,488     0.03%
     Miyachi Technos                            2,600    $    30,168     0.01%
     Mori Seiki                                 7,100    $   119,958     0.05%
     Nippo Corporation                          7,000    $    39,093     0.02%
     Nippon Sharyo                              1,000    $     2,406     0.00%
     Nippon Sheet Glass                        62,000    $   307,061     0.14%

                 See Accompanying Notes to Financial Statements.


                                     III-34

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

     Nippon Thompson                           16,000    $   102,335     0.05%
     Nishi-Nippon Rail                          4,000    $    13,622     0.01%
     Nissha Printing                            1,100    $    63,403     0.03%
     Nitta                                      3,400    $    74,251     0.03%
     Nitto Boseki Co Ltd.                     192,000    $   450,998     0.20%
     Nsk                                       28,000    $   245,385     0.11%
     Okano Valve Mfg                            1,000    $     7,358     0.00%
     Pilot                                          1    $     1,906     0.00%
     Ryobi                                     22,000    $    79,902     0.04%
     Sanki Engineering                         18,000    $   146,880     0.07%
     Sankyu                                    11,000    $    55,516     0.03%
     Secom                                        700    $    34,074     0.02%
     Seino Hld                                 22,000    $   134,692     0.06%
     Shinmaywa                                 41,000    $   162,445     0.07%
     Sintokogio                                11,000    $   107,816     0.05%
     Smc                                          700    $    76,798     0.03%
     Sodick                                       100    $       495     0.00%
     Sumikin Bussan                             2,000    $     7,905     0.00%
     Sumitomo                                   1,600    $    21,056     0.01%
     Sumitomo Elec Ind                         11,100    $   141,152     0.06%
     Tadano                                     8,000    $    86,109     0.04%
     Taihei Dengyo                              2,000    $    18,358     0.01%
     Taiho Kogyo                                2,200    $    28,018     0.01%
     Taikisha                                  11,800    $   185,563     0.08%
     Taisei                                    25,000    $    59,667     0.03%
     Takasago Termal                            5,000    $    48,111     0.02%
     Tcm                                        2,000    $     4,509     0.00%
     Tobu Railway                              32,000    $   151,842     0.07%
     Toppan Forms                               2,300    $    27,620     0.01%
     Toppan Printing                           11,000    $   121,306     0.05%
     Toshiba Machine                            8,000    $    54,639     0.02%
     Toyo Engineering                          13,000    $    83,760     0.04%
     Toyota Tsusho                                200    $     4,698     0.00%
     Tsubakimoto Chain                          9,000    $    52,469     0.02%
     Utoc                                         100    $       485     0.00%
     West Japan Railway Co.                       139    $   683,166     0.31%
     Yamato Hldg                                2,000    $    27,961     0.01%
     Yuken Kogyo                                7,000    $    24,301     0.01%
                                                         -----------    ------
   Total Industrials                                     $ 7,623,830     3.41%
                                                         -----------    ------

   Information Technology
     Advantest                                  2,200    $    46,385     0.02%
     Alps Electric                              2,500    $    25,871     0.01%
     Axell                                          9    $    32,178     0.01%
     Brother Inds                              16,400    $   225,721     0.10%
     Canon Inc Adr                              1,625    $    83,216     0.04%
     Citizen Holdings                          13,400    $   102,265     0.05%
     Cmk                                        6,500    $    44,088     0.02%

                 See Accompanying Notes to Financial Statements.


                                     III-35

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

     Csk Hld                                      2,900   $    57,177     0.03%
     Denki Kogyo                                  2,000   $    12,018     0.01%
     Enplas                                       1,500   $    17,334     0.01%
     Furuno Electric                              5,400   $    70,859     0.03%
     Hitachi High-Technologies Corp.             16,400   $   380,586     0.17%
     Hitachi Information Systems Ltd.            16,000   $   373,567     0.17%
     Iriso Elec                                     600   $     8,094     0.00%
     Japan Aviation Elec                          3,000   $    26,291     0.01%
     Japan Radio                                 18,000   $    52,979     0.02%
     Kaga Electronics                             1,000   $    13,179     0.01%
     Lasertec                                       500   $     6,283     0.00%
     Mabuchi Motor                                2,800   $   152,144     0.07%
     Macnica Inc                                  6,000   $    82,751     0.04%
     Marubun                                      6,900   $    48,233     0.02%
     Meiko Electronics                            1,200   $    35,206     0.02%
     Mitsui High-Tec                             13,800   $   109,353     0.05%
     Murata Mfg                                   1,600   $    75,468     0.03%
     Nec                                         22,000   $   115,391     0.05%
     Nec Fielding                                 2,500   $    31,838     0.01%
     Net One Systems                                 32   $    35,923     0.02%
     Nichicon                                     8,900   $    72,624     0.03%
     Nidec                                        1,700   $   113,381     0.05%
     Nihon Unisys                                13,200   $   203,843     0.09%
     Nippon Chemical                             13,000   $    47,215     0.02%
     Nsd                                            800   $     9,094     0.00%
     Omron                                        9,700   $   208,632     0.09%
     Optex                                        1,000   $    13,575     0.01%
     Ricoh Co. Ltd.                              28,000   $   506,089     0.23%
     Rohm                                         1,300   $    74,930     0.03%
     Roland Dg Corp                               1,600   $    42,489     0.02%
     Shindengen Electric Manufacturing Co. Ltd. 105,000   $   341,729     0.15%
     Shinkawa                                       700   $     8,816     0.00%
     Shinko Elec Ind                              4,100   $    50,706     0.02%
     Shinko Shoji                                 2,800   $    30,534     0.01%
     Sorun                                        2,400   $    17,071     0.01%
     Sumida Corp                                    400   $     5,547     0.00%
     Taiyo Yuden                                 13,000   $   134,531     0.06%
     Tamura                                       1,000   $     4,028     0.00%
     Tdk                                          1,600   $    95,995     0.04%
     Tokyo Electron                               2,500   $   144,333     0.07%
     Toyo                                           400   $     5,653     0.00%
     Works Applications                               6   $     7,585     0.00%
     Yahoo Jpn                                      489   $   188,671     0.09%
                                                          -----------    ------
   Total Information Technology                           $ 4,591,469     2.04%
                                                          -----------    ------

   Materials
     Asahi Kasei                                 40,000   $   209,801     0.09%
     Daicel Chem Ind                             31,000   $   174,879     0.08%

                 See Accompanying Notes to Financial Statements.


                                     III-36

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

     Daikialuminium                             1,000    $     4,566     0.00%
     Dainichiseika                              5,000    $    18,160     0.01%
     Fuji Seal                                    700    $    11,715     0.01%
     Hitachi Metals Ltd.                       44,000    $   723,890     0.33%
     Hokuetsu Paper                             6,500    $    26,796     0.01%
     Ishihara Sangyo ***                       22,000    $    35,074     0.02%
     Kansai Paint                               6,000    $    41,602     0.02%
     Kobe Steel                                11,000    $    31,546     0.01%
     Nakayama Steel                            38,000    $   105,033     0.05%
     Nifco                                      5,000    $   118,155     0.05%
     Nihon Parkerizing                          6,000    $    97,807     0.04%
     Nippon Kinzoku                            39,000    $   118,466     0.05%
     Nippon Shokubai                            3,000    $    21,537     0.01%
     Nippon Valqua Ind                         15,000    $    47,262     0.02%
     Nippon Zeon                               10,000    $    40,187     0.02%
     Nisshin Steel                             36,000    $   122,598     0.06%
     Nitto Denko                                3,800    $   146,257     0.07%
     Nof                                       55,000    $   262,535     0.12%
     Pacific Metals                             2,000    $    16,433     0.01%
     S'Tomo Osaka Ceme                         10,000    $    21,603     0.01%
     Sanyo Chem Ind                             4,000    $    22,414     0.01%
     Shin-Etsu Polymer                          6,300    $    39,700     0.02%
     Shinagawa Refrac                           4,000    $    11,207     0.01%
     Sumitomo Bakelite                         20,000    $   109,240     0.05%
     Sumitomo Chemical                          9,000    $    56,799     0.03%
     Taiheiyo Cement                           28,000    $    56,262     0.03%
     Taiyo Nippon Sanso                         4,000    $    33,395     0.02%
     Teijin                                    13,000    $    44,639     0.02%
     Tenma                                     14,800    $   229,808     0.10%
     Tokyo Steel Mfg                            5,700    $    65,977     0.03%
     Topy Industries                            2,000    $     5,924     0.00%
     Toyo Ink Mfg                               9,000    $    30,650     0.01%
     Yamato Kogyo                                 600    $    28,640     0.01%
                                                         -----------    ------
   Total Materials                                       $ 3,130,557     1.43%
                                                         -----------    ------

   Telecommunication Services
     Nippon T & T Spons Adr                       355    $     8,627     0.00%
     Ntt Docomo Inc                                 2    $     2,943     0.00%
     Okinawa Cellul                                 3    $     4,953     0.00%
                                                         -----------    ------
   Total Telecommunication Services                      $    16,523     0.00%
                                                         -----------    ------

   Utilities
     Chubu Electric Power Co. Inc.             35,600    $   869,808     0.39%
     Okinawa Ele                                  900    $    44,573     0.02%
     Osaka Gas                                 64,000    $   234,857     0.11%
     Toho Gas                                   9,000    $    49,413     0.02%
     Tokyo Ele                                  2,500    $    64,384     0.03%
     Tokyo Gas                                 32,000    $   129,201     0.06%

                 See Accompanying Notes to Financial Statements.


                                     III-37

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

                                                         -----------    ------
   Total Utilities                                       $ 1,392,236     0.63%
                                                         -----------    ------

Total Japan                                              $26,845,368    12.08%
                                                         -----------    ------

Mexico
   Materials
     Cemex S.A.B. De C.V. Adr***                   31    $       766     0.00%
                                                         -----------    ------
   Total Materials                                       $       766     0.00%
                                                         -----------    ------

Norway
   Energy
     Statoilhydro Asa                           2,487    $    92,964     0.04%
                                                         -----------    ------
   Total Energy                                          $    92,964     0.04%
                                                         -----------    ------

Switzerland
   Health Care
     Alcon Inc                                  1,320    $   214,883     0.10%
     Novartis AG ADR                           10,561    $   581,270     0.26%
                                                         -----------    ------
Total Health Care                                        $   796,153     0.36%
                                                         -----------    ------

Total Common Stocks (Non-United States)
  (cost - $30,025,636)                                   $29,971,647    13.48%
                                                         -----------    ------

Total investment securities sold short
  (proceeds - $54,409,907)                               $54,037,839    24.30%
                                                         ===========    ======

--------------------------------------------------------------------------------

*     Non-income producing security.

**    Pledged as collateral for the trading of futures, forwards and

***   Security did not pay a dividend during the previous twelve months

Adr   American Depository Receipt.

                 See Accompanying Notes to Financial Statements.


                                     III-38

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

----------------------------------------------------------------------------------------------------------------------------
                                                                                                  Maximum Number
                                                                          Total Number of         (or Approximate
                                                                          Shares Purchased        Dollar Value) of
                                                                          as Part of Publicly     Shares that May Yet
                          Total Number of         Average Price Paid      Announced Plans         Be Purchased Under
Period                    Shares Purchased        Per Share               or Programs             the Plans or Programs
----------------------------------------------------------------------------------------------------------------------------
1/01/2008
   To
1/31/2008                 None                    None                    None                    None
----------------------------------------------------------------------------------------------------------------------------

2/01/2008
   To
2/28/2008                 None                    None                    None                    None
----------------------------------------------------------------------------------------------------------------------------

3/01/2008
   To
3/31/2008                 24,491.672              $1,084.29               24,491.672 (1)          None
----------------------------------------------------------------------------------------------------------------------------

4/01/2008
   To
4/30/2008                 None                    None                    None                    None
----------------------------------------------------------------------------------------------------------------------------

5/01/2008
   To
5/31/2008                 None                    None                    None                    None
----------------------------------------------------------------------------------------------------------------------------
6/01/2008
   To
6/30/2008                 13,965.003              $1,149.60               13,965.003 (2)          None
----------------------------------------------------------------------------------------------------------------------------

Total                     38,456.675                                      38,456.675
----------------------------------------------------------------------------------------------------------------------------

1) These shares were repurchased in connection with the Trust's regular, quarterly repurchase offer announced on February 15, 2008 that expired on March 17, 2008. In connection with this repurchase offer, the Trust offered to repurchase up to 57,565.076 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust's net asset value per share as of March 31, 2008.

2) These shares were repurchased in connection with the Trust's regular, quarterly repurchase offer announced on May 16, 2008 that expired on June 16, 2008. In connection with this repurchase offer, the Trust offered to repurchase up to 51,661.019 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust's net asset value per share as of June 30, 2008.

Item 10. Submission of Matters to a Vote of Security Holders

None.

Item 11. Controls and Procedures

The registrant's principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)   (1) Not Applicable.

      (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

      (3) Not Applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant   The Campbell Multi-Strategy Trust

By           /s/ Greg T. Donovan
             -------------------
             Greg T. Donovan, Chief Financial Officer

Date         September 8, 2008
             -----------------

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Theresa D. Becks
             --------------------
             Theresa D. Becks, Chief Executive Officer

Date         September 8, 2008
             -----------------


By           /s/ Greg T. Donovan
             -------------------
             Greg T. Donovan, Chief Financial Officer

Date         September 8, 2008
             -----------------